  As filed with the Securities and Exchange Commission on September 28, 1998.

                                                              File No. 333-36349

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                            P0ST-EFFECTIVE AMENDMENT NO. 3
                                     TO FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                     FORM N-8B-2

A.   Exact name of trust:  Separate Account Five

B.   Name of depositor:  Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty, Esq.
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:


              immediately upon filing pursuant to paragraph (b) of Rule 485
     ------
        X     on September 30, 1998 pursuant to paragraph (b) of Rule 485
     ------
              60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ------
              on ____________, 1998 pursuant to paragraph (a)(1) of Rule 485
     ------
              this post-effective amendment designates a new effective date for
     ------   a previously filed post-effective amendment.


E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                              FORM N-8B-2 AND PROSPECTUS


Item No. of
Form N-8B-2         CAPTION IN PROSPECTUS

-----------         --------------------
     1.             Cover page

     2.             Cover page

     3.             Not applicable

     4.             The Company; Distribution of the Policies

     5.             Summary - The Separate Account; The Separate Account-
                    General

     6.             The Separate Account - General

     7.             Not required by Form S-6

     8.             Not required by Form S-6

     9.             Legal Proceedings

     10.            Summary; The Separate Account - The Funds; The
                    Policy - Application for a Policy; Policy Benefits and Rights; Other Matters - Voting Rights; Dividends

     11.            Summary; The Separate Account - The Funds

     12.            Summary; The Separate Account- The Funds

     13.            Deductions and Charges; Distribution of the Policies;
                    Federal Tax Considerations

     14.            The Policy - Application for a Policy

     15.            The Policy - Allocation of Premiums


     16. The Separate Account - The Funds; The Policy - Allocation of Premiums


     17. Summary; Policy Benefits and Rights - Account Value and Amount Payable on Surrender of the Policy, Cancellation and Exchange Rights

Item no. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------
     18.            The Separate Account - The Funds; Deduction and Charges;
                    Federal Tax Considerations

     19.            Other Matters - Statements to Policy Owners

     20.            Not applicable

     21.            Policy Benefits and Rights - Policy Loans

     22.            Not applicable

     23.            Safekeeping of Separate Account Assets

     24.            Other Matters - Assignment

     25.            The Company

     26.            Not applicable

     27.            The Company

     28.            The Company

     29.            The Company

     30.            Not applicable

     31.            Not applicable

     32.            Not applicable

     33.            Not applicable

     34.            Not applicable

     35.            Distribution of Policies

     36.            Not required by Form S-6

     37.            Not applicable

     38.            Distribution of the Policies

Item no. of
Form N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     39.            The Company; Distribution of the Policies

     40.            Not applicable

     41.            The Company; Distribution of the Policies

     42.            Not applicable

     43.            Not applicable

     44.            The Policy - Allocation of Premiums

     45.            Not applicable

     46.            Policy Benefits and Rights - Account Value

     47.            The Separate Account - The Funds

     48.            Cover Page; The Company

     49.            Not applicable

     50.            The Separate Account - General

     51. Summary; The Company; The Policy; Policy Benefits and Rights; Other Matters - Beneficiary

     52.            The Separate Account - The Funds, Investment Adviser

     53.            Federal Tax Considerations

     54.            Not applicable

     55.            Not applicable

     56.            Not required by Form S-6

     57.            Not required by Form S-6

     58.            Not required by Form S-6

     59.            Not required by Form S-6

                                PART I

                            DIRECTOR LIFE SERIES II
                     MODIFIED SINGLE PREMIUM VARIABLE LIFE
                              INSURANCE POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999
[LOGO]                     TELEPHONE (800) 231-5453

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This Prospectus describes Director Life Series II, a modified single premium variable life insurance policy ("Policy" or "Policies") offered to applicants age 90 and under by Hartford Life and Annuity Insurance Company ("Hartford"). The Policy allows the Policy Owner pay a single premium and, subject to restrictions, additional premiums.


The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 26. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY SURRENDER AMOUNTS THAT ARE TAXABLE WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.


Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to Hartford Money Market HLS Fund, Inc. After the right to cancel period has expired, the amount so allocated will be transferred to the Funds specified in the Policy Owner's application.

The following Sub-Accounts are available under the Contracts. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account.


Advisers Fund Sub-Account                     --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Bond Fund Sub-Account                         --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Capital Appreciation Fund Sub-Account         --   shares of Class IA of Hartford Capital Appreciation HLS
                                                   Fund, Inc. ("Hartford Capital Appreciation Fund")
Dividend and Growth Fund Sub-Account          --   shares of Class IA of Hartford Dividend and Growth HLS
                                                   Fund, Inc. ("Hartford Dividend and Growth Fund")
Global Leaders Fund Sub-Account               --   shares of Class IA of Hartford Global Leaders HLS Fund,
                                                   Inc. ("Hartford Global Leaders Fund")
Growth and Income Fund Sub-Account            --   shares of Class IA of Hartford Growth and Income HLS Fund,
                                                   Inc. ("Hartford Growth and Income Fund")
High Yield Fund Sub-Account                   --   shares of Class IA of Hartford High Yield HLS Fund, Inc.
                                                   ("Hartford High Yield Fund")
Index Fund Sub-Account                        --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")
International Advisers Fund Sub-Account       --   shares of Class IA of Hartford International Advisers HLS
                                                   Fund, Inc. ("Hartford International Advisers Fund")
International Opportunities Fund Sub-Account  --   shares of Class IA of Hartford International Opportunities
                                                   HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
MidCap Fund Sub-Account                       --   shares of Class IA of Hartford MidCap HLS Fund, Inc.
                                                   ("Hartford MidCap Fund")
Money Market Fund Sub-Account                 --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
Mortgage Securities Fund Sub-Account          --   shares of Class IA of Hartford Mortgage Securities HLS
                                                   Fund, Inc. ("Hartford Mortgage Securities Fund")
Small Company Fund Sub-Account                --   shares of Class IA of Hartford Small Company HLS Fund,
                                                   Inc. ("Hartford Small Company Fund")
Stock Fund Sub-Account                        --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")


There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts so allocated. The Policy continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are received by Hartford.

The Policies provide for a Face Amount, which is the minimum death benefit under the Policy. The death benefit ("Death Benefit") may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.

--------------------------------------------------------------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE COMMISSION'S WEB SITE (HTTP://WWW.SEC.GOV).

--------------------------------------------------------------------------------

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS SEPTEMBER 30, 1998.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    5
 SUMMARY...............................................................    7
 THE COMPANY...........................................................    9
 THE SEPARATE ACCOUNT..................................................    9
   General.............................................................    9
   Funds...............................................................    9
   Investment Adviser..................................................   11
 THE POLICY............................................................   11
   Application for a Policy............................................   11
   Premiums............................................................   11
   Allocation of Premiums..............................................   12
   Accumulation Unit Values............................................   12
 DEDUCTIONS AND CHARGES................................................   12
   Chart of Deductions and Charges.....................................   13
   Cost of Insurance Charge............................................   13
   Administrative Charge...............................................   14
   Annual Maintenance Fee..............................................   14
   Surrender Charge....................................................   14
   Policy Owner Options................................................   14
     Option 1..........................................................   14
     Option 2..........................................................   15
   Other Deductions and Charges........................................   15
 POLICY BENEFITS AND RIGHTS............................................   15
   Death Benefit.......................................................   15
   Account Value.......................................................   16
   Transfer of Account Value...........................................   16
   Policy Loans........................................................   16
   Amount Payable on Surrender of the Policy...........................   17
   Partial Surrenders..................................................   17
   Benefits at Maturity................................................   18
   Lapse and Reinstatement.............................................   18
   Cancellation and Exchange Rights....................................   18
   Suspension of Valuation, Payments and Transfers.....................   18
 LAST SURVIVOR POLICIES................................................   18
 OTHER MATTERS.........................................................   19
   Voting Rights.......................................................   19
   Statements to Policy Owners.........................................   19
   Limit on Right to Contest...........................................   19
   Misstatement as to Age and Sex......................................   19
   Settlement Provisions...............................................   19
   Beneficiary.........................................................   21
   Assignment..........................................................   21
   Dividends...........................................................   21
 EXECUTIVE OFFICERS AND DIRECTORS......................................   21
 DISTRIBUTION OF THE POLICIES..........................................   25
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   26
 FEDERAL TAX CONSIDERATIONS............................................   26
   General.............................................................   26
   Taxation of Hartford and the Separate Account.......................   26
   Income Taxation of Policy Benefits..................................   26
   Last Survivor Policies..............................................   27
   Modified Endowment Contracts........................................   27
   Estate and Generation Skipping Taxes................................   27
   Diversification Requirements........................................   28
   Ownership of the Assets in the Separate Account.....................   28
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   28
   Federal Income Tax Withholding......................................   28
   Non-Individual Ownership of Contracts...............................   29

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                         PAGE
                                                                         ----
   Other...............................................................   29
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   29
 LEGAL PROCEEDINGS.....................................................   29
 LEGAL MATTERS.........................................................   29
 YEAR 2000.............................................................   29
 EXPERTS...............................................................   30
 REGISTRATION STATEMENT................................................   30
 APPENDIX A -- ILLUSTRATIONS OF BENEFITS...............................   31


 THE POLICIES AND/OR POLICY OWNER OPTION 2 MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.

DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.

DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the initial Face Amount is the amount shown on the Policy's specifications page. Thereafter, the Face Amount is reduced by any partial surrenders.

FUNDS: The registered investment management companies in which assets of the Separate Account may be invested.

GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: All monies owed to Hartford by the Policy Owner, including all outstanding loans on the Policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which deductions and charges are subtracted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.

POLICY: For a Policy issued to an individual, the Policy is the individual Policy and any endorsements or riders. For a group Policy, the Policy is a certificate evidencing a participatory interest in a group Policy and any endorsements or riders. Any references in this Prospectus to a Policy includes the certificate.

POLICY ANNIVERSARY: The anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are measured.

POLICY OWNER: The owner of the Policy.

POLICY OWNER OPTIONS: The Policy Owner may elect one of two options offered by Hartford to pay Mortality and Expense Risk charges and certain tax related charges. The Policy Owner must elect the option at the time the Policy is issued and the option cannot be changed once the Policy is issued. The following options are available:


    OPTION 1: ASSET BASED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .90% in Policy Years I through 10 and at an annual rate of .50% in Policy Years 11 and beyond; a Tax Expense charge that is also deducted monthly at an annual rate of .40% for the first 10 Policy Years and an Unamortized Tax charge that is imposed during the first 9 Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges -- Policy Owner Options -- Unamortized Tax Charge," page 15. See "Deductions and Charges -- Policy Owner Options," page 14.


    OPTION 2: FRONTED CHARGES: Under this option the Policy Owner elects to pay a Mortality and Expense Risk charge that is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond and a Tax Expense charge that is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%. This option is not available in all states. See

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    "Deductions and Charges -- Policy Owner Options" page 14.


POLICY YEAR: The twelve months between Policy Anniversaries.

SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Policy Owner's Account Value, less Indebtedness, among the Funds.

SURRENDER CHARGE: A charge which may be assessed upon surrender of a Policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                                    SUMMARY

                                  THE POLICIES

    The Policies are life insurance Policies with death benefits, cash values and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may increase or decrease based on the investment experience of the Funds to which premium payments have been allocated. The Policies are credited with units ("Accumulation Units") to calculate Account Values. The Policy Owner may transfer the Account Values among the Funds.


    The Policies can be issued on either a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 18.


                       THE SEPARATE ACCOUNT AND THE FUNDS


    Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer Sub-Accounts, each investing exclusively in a Fund. The investment objectives of the Funds are as set forth in "The Separate Account -- Funds," page 9. Applicants should read the Funds prospectus accompanying this Prospectus in connection with the purchase of a Policy.


                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                                                                                   OTHER
                                                                                                 MANAGEMENT      EXPENSES
                                                                                                    FEES        (ABSENT ANY
                                                                                                (ABSENT ANY       EXPENSE
                                                                                                FEE WAIVERS)  REIMBURSMENTS)
                                                                                                ------------  ---------------
Hartford Bond Fund............................................................................       0.505%         0.017%
Hartford Stock Fund...........................................................................       0.458%         0.013%
Hartford Money Market Fund....................................................................       0.450%         0.017%
Hartford Advisers Fund........................................................................       0.635%         0.014%
Hartford Capital Appreciation Fund............................................................       0.641%         0.015%
Hartford Mortgage Securities Fund.............................................................       0.450%         0.030%
Hartford Index Fund...........................................................................       0.400%         0.015%
Hartford International Opportunities Fund.....................................................       0.699%         0.081%
Hartford Dividend & Growth Fund...............................................................       0.662%         0.011%
Hartford International Advisers Fund..........................................................       0.775%         0.094%
Hartford MidCap Fund..........................................................................       0.775%         0.071%
Hartford Small Company Fund...................................................................       0.772%         0.017%
Hartford Growth and Income Fund (2)...........................................................       0.750%         0.150%
Hartford Global Leaders Fund (2)..............................................................       0.750%         0.200%
Hartford High Yield Fund (2)..................................................................       0.750%         0.150%


                                                                                                 TOTAL FUND
                                                                                                 OPERATING
                                                                                                EXPENSES (1)
                                                                                                ------------
Hartford Bond Fund............................................................................       0.522%
Hartford Stock Fund...........................................................................       0.471%
Hartford Money Market Fund....................................................................       0.467%
Hartford Advisers Fund........................................................................       0.648%
Hartford Capital Appreciation Fund............................................................       0.656%
Hartford Mortgage Securities Fund.............................................................       0.480%
Hartford Index Fund...........................................................................       0.415%
Hartford International Opportunities Fund.....................................................       0.780%
Hartford Dividend & Growth Fund...............................................................       0.673%
Hartford International Advisers Fund..........................................................       0.869%
Hartford MidCap Fund..........................................................................       0.846%
Hartford Small Company Fund...................................................................       0.789%
Hartford Growth and Income Fund (2)...........................................................       0.900%
Hartford Global Leaders Fund (2)..............................................................       0.950%
Hartford High Yield Fund (2)..................................................................       0.900%


---------

(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the Fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) Hartford Global Leaders Fund, Hartford High Yield Fund, and Hartford Growth and Income Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. After this waiver, the "Management Fee" and "Total Fund Operating Expenses" would be:



                                                                                                                     TOTAL FUND
                                                                                                       MANAGEMENT    OPERATING
                                                                                                          FEES        EXPENSES
                                                                                                      ------------  ------------
Hartford Growth and Income Fund.....................................................................       0.200%        0.350%
Hartford Global Leaders Fund........................................................................       0.200%        0.400%
Hartford High Yield Fund............................................................................       0.200%        0.350%

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    The investment adviser for all the Funds is HL Investment Advisors, Inc., an affiliate of Hartford. HL Investment Advisors, Inc. retains a sub-investment adviser with respect to some of the Funds, and has entered into an investment services agreement with respect to some of the Funds. See "The Separate Account," page 9.


                                    PREMIUMS

    The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies in those cases that represent substandard risks according to customary underwriting guidelines.

                             DEDUCTIONS AND CHARGES


    On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata from each Sub-Account. The Deduction Amount includes a cost of insurance charge, a Tax Expense charge under Option 1, an administrative charge and a mortality and expense risk charge. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges" page 12, and "Policy Benefits and Rights -- Lapse and Reinstatement," page 18.



    If the Account Value on a Policy Anniversary or on any date the Policy is surrendered is less than $50,000, Hartford will deduct an annual maintenance fee of $30. See "Deductions and Charges -- Annual Maintenance Fee," page 14.


    The Policy Owner may pay certain deductions and charges by electing one of two available options at the time the Policy is issued. Once elected, the Policy Owner Options cannot be changed:

Under Option 1:

- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .90% in Policy Years 1 through 10 and at an annual rate of .50% in Policy Years 11 and beyond.

- a Tax Expense charge is also deducted monthly at an annual rate of .40% for the first ten Policy Years.


- an Unamortized Tax charge is imposed during the first nine Policy Years on surrenders or partial surrenders according to the rate set forth in "Deductions and Charges -- Policy Owner Options -- Unamortized Tax Charge," page 15.


Under Option 2: (May not be available in all states)

- a Mortality and Expense Risk charge is deducted monthly from Account Value at an annual rate of .65% in Policy Years 1 through 10 and an annual rate of .50% in Policy Years 11 and beyond.

- a Tax Expense charge is deducted from any Premium payment in all Policy Years at an annual rate of 4.0%.


    Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 15, and "Federal Tax Considerations," page 26.


    Applicants should review the Funds prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.


    Upon surrender of the Policy and partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. See "Deductions and Charges -- Surrender Charge," page 14.



    For a discussion of the tax consequences of surrender, or a partial surrender, of the Policy see "Federal Tax Considerations," page 26.


                                 DEATH BENEFIT


    The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary of the Policy. See "Policy Benefits and Rights -- Death Benefit," page 15.


                                 ACCOUNT VALUE


    The Account Value will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights -- Account Value," page 16.


                                  POLICY LOANS

    A Policy Owner may obtain one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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loan) may not exceed 90% of the difference of the Cash Value. See "Policy Benefits and Rights -- Policy Loans," page 16.


                                     LAPSE


    A Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required monthly Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights -- Policy Loans," page 16, and "-- Lapse and Reinstatement," page 18.


                        CANCELLATION AND EXCHANGE RIGHTS

    An Policy Owner has a limited right to return the Policy for cancellation. If the Policy Owner returns the Policy, by mail or hand delivery, to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (in certain cases, this free-look period is longer), Hartford will return to the Policy Owner, within seven days thereafter, the greater of the premiums paid for the Policy, less any Indebtedness or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.


    In addition, once the Policy is in force, it may be exchanged during the first 24 months after its issuance for a permanent life insurance Policy on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights -- Cancellation and Exchange Rights," page 18.


                                TAX CONSEQUENCES


    The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contracts. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 26.


                                  THE COMPANY

    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                              THE SEPARATE ACCOUNT

                                    GENERAL

    Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and it is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

                                     FUNDS

    The assets of each Sub-Account are invested exclusively in shares of Class IA of one of the Funds. A Policy Owner may allocate premiums among the Funds. Policy Owners should review the following brief descriptions of the investment objectives of the Funds in connection with that allocation. Policy Owners are also advised to read the Funds prospectus accompanying this Prospectus for more detailed information. There is no assurance that any of the Funds will achieve its stated objectives.

    The Funds may not be available in all states.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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 HARTFORD ADVISERS FUND

    Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.

 HARTFORD BOND FUND

    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) pr, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund -- Investment Policies."

 HARTFORD CAPITAL APPRECIATION FUND

    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.

 HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


 HARTFORD GLOBAL LEADERS FUND



    Seeks growth of capital by investing primarily in equity securities issued by U.S. companies and non-U.S. companies.


 HARTFORD GROWTH AND INCOME FUND

    Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.


 HARTFORD HIGH YIELD FUND



    Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective.


 HARTFORD INDEX FUND

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL ADVISERS FUND

    Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND

    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.

 HARTFORD MIDCAP FUND

    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.

 HARTFORD MORTGAGE SECURITIES FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD SMALL COMPANY FUND

    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

 HARTFORD STOCK FUND

    Seeks long-term growth by investing primarily in equity securities.

 HARTFORD MONEY MARKET FUND

    Seeks maximum current income consistent with liquidity and preservation of capital.

    All of the Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Policies and other Policies issued by Hartford or its affiliates, as permitted by the Investment Company Act of 1940.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance Policy Owners or variable annuity contract owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between variable life Policy Owners and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors were to

* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE HARTFORD INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE HARTFORD INDEX FUND.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Hartford will bear the attendant expenses.

    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premiums allocated to the applicable Sub-Account in accordance with Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and to make payment within seven days.

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from or substitutions for the Separate Account and its Sub-Accounts which fund the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.

    Each Fund is subject to investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the Funds prospectuses accompanying this Prospectus.

                               INVESTMENT ADVISER

    All of the Funds are sponsored by Hartford and are incorporated under the laws of the State of Maryland. HL Investment Advisors, Inc. ("HL Advisors") serves as the investment manager to each of the Funds.


    Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Global Leaders Fund, Hartford Growth and Income Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford Small Company Fund, Hartford Stock Fund and Hartford MidCap Fund.



    In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund, Hartford High Yield Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and Hartford Money Market Fund.


    A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the accompanying Funds' prospectuses which should be read in conjunction with this Prospectus before investing and in the Funds' Statement of Additional Information which may be ordered from Hartford.

                                   THE POLICY

                            APPLICATION FOR A POLICY

    Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A POLICY IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

    If the Coverage Amount is over the current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by Hartford. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery, Hartford will require a sufficient payment to place the insurance in force.

                                    PREMIUMS

    The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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underwriting rules, which are subject to change, applicants between ages 35 and 80 may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For applicants who are below age 35 or above age 80, or who do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

    Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance Policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. Premium which does not meet the tax qualification guidelines for life insurance under the Code will not be applied to the Policy.

                             ALLOCATION OF PREMIUMS

    Within three business days of receipt of a completed application and the initial premium payment at Hartford's Home Office, Hartford will allocate the entire premium payment to Hartford Money Market Fund, Inc. After the expiration of the right to cancel period the Account Value in Hartford Money Market Fund, Inc. will be allocated among the Funds in whole percentages to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Fund, Inc.) will be determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.

                            ACCUMULATION UNIT VALUES


    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights -- Account Value," page 16.


    All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy Loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Home Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

                             DEDUCTIONS AND CHARGES

    The deduction or charges associated with this Policy are subtracted, depending on the type of deduction or charge, from Premium payments as they are made, upon surrender or partial surrender of the Policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").


    Deductions are taken from Premium payments before allocations to the Sub-Accounts are made. Monthly Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a Policy. Each Deduction Amount will be subtracted pro rata from each Sub-Account such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 18.


    The Policy Owner may elect one of two options offered by Hartford to pay the Mortality and Expense Risk charge, the Tax Expense charge and any Unamortized Tax charge. Once selected, the option may not be changed. Option 2 may not be available in all states.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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    The following chart illustrates the charges and deductions associated with this Policy. For a more detailed discussion see the descriptions below:

  DEDUCTION OR CHARGE        DEDUCTED FROM ALL POLICIES            WHEN DEDUCTION IS MADE                 AMOUNT DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Cost of Insurance                      Yes                               Monthly                Individualized depending on age,
                                                                                                 sex and other factors
 Administrative Charge                  Yes                               Monthly                .25% of amounts allocated to the
                                                                                                 Separate Account
 Annual Maintenance Fee  Only Policies with an Account       On the Policy Anniversary Date or   $30.00
                         Value of less than $50,000 on the   upon surrender of the Policy
                         Policy Anniversary Date or date of
                         surrender
 Surrender Charge                       Yes                  Upon surrender or partial           A percentage of the amount
                                                             surrender of the Policy             surrendered, depending on the
                                                                                                 Policy Year, which is attributable
                                                                                                 to premiums paid
 Tax Expense Charge                     Yes                  Under Option 1: Monthly             Under Option 1: .40% of Account
                                                             Under Option 2: Receipt of premium  Value for Policy Years 1-10
                                                             payment                             Under Option 2: 4% of each premium
                                                                                                 payment in all Policy Years
 Mortality and Expense                  Yes                               Monthly                Under Option 1: .90% of Account
 Risk Charge                                                                                     Value in Policy Years 1-10 and
                                                                                                 .50% for Policy Years 11 and
                                                                                                 beyond.
                                                                                                 Under Option 2: .65% of Account
                                                                                                 Value in Policy Years 1-10 and
                                                                                                 .50% for Policy years 11 and
                                                                                                 beyond
 Unamortized Tax Charge  No, only under Option 1             Upon surrender or partial           A percentage of the Account Value
                                                             surrender of the Policy             depending on the Policy Year the
                                                                                                 surrender takes place.

                            COST OF INSURANCE CHARGE

    The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid at issue. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is 125% of the 1980 Commissioners Standard Ordinary Smoker/Non-Smoker Mortality Table through age 90, grading down to 100% of the Commissioners Standard Ordinary Smoker/ Non-Smoker Mortality Table at age 100 (age last birthday). (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. Substandard risks and Policies issued employing simplified underwriting procedures will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Smoker/ Non-Smoker Mortality Table (age last birthday). The multiple will be based on the Insured's substandard rating.

    The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates. The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance Policies under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

    Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

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    On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.


    Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights -- Death Benefit," page 15.)


    Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

                             ADMINISTRATIVE CHARGE

    Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.25%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.

                             ANNUAL MAINTENANCE FEE

    If the Account Value on a Policy Anniversary or on the date the Policy is surrendered is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies. Hartford reserves the right to waive the Annual Maintenance Fee under certain conditions.

                                SURRENDER CHARGE

    Upon surrender of the Policy or partial surrenders in excess of the Annual Withdrawal Amount, a Surrender Charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.

    In determining the Surrender Charge and any Unamortized Tax charge discussed below, any surrender or partial surrender during the first ten Policy Years will be deemed first from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a surrender of the remaining Account Value.


    The Surrender Charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Policy Benefits and Rights -- Amount Payable on Surrender of the Policy," page 17.


                              POLICY OWNER OPTIONS

    In addition to the deductions and charges described above, the Policy Owner, at the time the Policy is issued, will elect one of two options described below to pay charges relating to certain taxes and mortality and expense risk charges. The option selected by the Policy Owner may affect Policy Value.

OPTION 1: ASSET-BASED CHARGES:

    Under this payment option, the Policy Owner will pay:

    MORTALITY AND EXPENSE RISK CHARGE -- Hartford will deduct monthly from the Account Value attributable to the Separate Account for Policy Years 1 through 10 a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

    TAX EXPENSE CHARGE -- Hartford will deduct monthly from the Account Value a charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of the capitalization of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 cost of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred from federal taxes under Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

    UNAMORTIZED TAX CHARGE -- Under this option, during the first nine Policy Years, an Unamortized Tax charge will be imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of Account Value, at the end of each Policy Year:

          POLICY
           YEAR       RATE
          ------      -----
            1         2.25%
            2         2.00%
            3         1.75%
            4         1.50%
            5         1.25%
            6         1.00%
            7         0.75%
            8         0.50%
            9         0.25%
           10+        0.00%

    After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2: FRONTED CHARGES:

    Under this option, the Policy Owner will pay:

    MORTALITY AND EXPENSE RISK CHARGE -- In Policy Years 1 through 10, Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.65% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.

    TAX EXPENSE CHARGE -- Hartford will deduct from premium payments a tax expense charge equal to an annual rate of 4.0% for all Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 2.5% and a Section 848 cost of 1.5%. The premium tax deduction approximates Hartford's average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred from federal taxes under Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

    This Option may not be available in all states.

                          OTHER DEDUCTIONS OR CHARGES

    CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this Prospectus.

    TAXES CHARGED AGAINST THE SEPARATE ACCOUNT -- Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                           POLICY BENEFITS AND RIGHTS

                                 DEATH BENEFIT

    While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the

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Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount.

EXAMPLES:

                                                 A           B
                                             ----------  ----------
Face Amount................................  $  100,000  $  100,000
Insured's Age..............................          40          40
Account Value on Date of Death.............      46,500      34,000
Specified Percentage.......................        250%        250%

    In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which Hartford would pay to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Settlement Provisions," page 19.


                                 ACCOUNT VALUE

    The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.


    The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy -- Accumulation Unit Values," page 12.


                           TRANSFER OF ACCOUNT VALUE

    While the Policy remains in force, and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

    Hartford will send the Policy Owner confirmation of the transfer within five
(5) days from the date of any instruction. It is the responsibility of the Policy Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation.

    Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

    As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

                                  POLICY LOANS

    While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two

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types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed, at the time a loan is requested, 90% of the Cash Value.
    The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to IRC Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.

    If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any Surrender Charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that, unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.


    All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 18.


    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

                   AMOUNT PAYABLE ON SURRENDER OF THE POLICY


    While the Policy is in force, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and Unamortized Tax charge and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 26.



    If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters -- Settlement Provisions," page 19), the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, any amounts withdrawn from payment Option 1, Option 5 or Option 6 will be subject to a Surrender Charge, if applicable.


                               PARTIAL SURRENDERS


    While the Policy is in effect, a Policy Owner may elect, by written request, to make partial surrender from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrender will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the Annual Withdrawal Amount will be subject to a Surrender Charge and any Unamortized Tax charges. See "Deductions and Charges -- Surrender Charge," page 14, and "Deductions and Charges -- Policy Owner Option 1," page 14. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations," page 26.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                              BENEFITS AT MATURITY


    If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 26.)


                            LAPSE AND REINSTATEMENT

    The Policy will remain in force until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61-day period grace period to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.


    The Policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person insured under the Policy dies during the grace period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights -- Death Benefit," page 15.


    If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.

                        CANCELLATION AND EXCHANGE RIGHTS

    A Policy Owner has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the Policy Owner, within seven days, the greater of premiums paid for the Policy, less any Indebtedness or the sum of (1) the Account Value less any Indebtedness on the date the returned Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.

    Once the Policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance Policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new Policy will have, at the election of the Policy Owner, either the same Coverage Amount as under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.

                            SUSPENSION OF VALUATION,
                             PAYMENTS AND TRANSFERS

    Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency, as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.

                             LAST SURVIVOR POLICIES

    The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.


1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in Appendix A, page 31.


2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.


5. Additional tax disclosures applicable to last survivor Policies are provided in Federal Tax Considerations, page 26.

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                                 OTHER MATTERS

                                 VOTING RIGHTS

    In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account, the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights -- Policy Loans," page 16) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.


    Hartford may, when required by state insurance regulatory authorities, disregard Policy Owners' voting instructions if such instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory Policy for the Funds.

    In addition, Hartford itself may disregard Policy Owners' voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

                          STATEMENTS TO POLICY OWNERS

    Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value) and any outstanding loan secured by the Policy as of the date of the statement. The statement will also show premium paid, and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.

                         MISSTATEMENT AS TO AGE AND SEX

    If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.

                             SETTLEMENT PROVISIONS

    The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000, unless Hartford consents to a lesser amount. Under payment Options 2, 3 and 4, no surrender or partial surrenders are permitted after payments commence. Full or partial surrenders may be made from payment Option 1 or Option 6, but they are subject to a Surrender Charge, if applicable. Only a full surrender is allowed from payment Option 5. A surrender from payment Option 5 will also be subject to the Surrender Charge, if applicable.

    Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    The following options are available under the Policies (Hartford may offer other payment options):

OPTION 1 -- Interest Income

    This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- Life Annuity

    A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options, since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

    It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two annuity payments if he died before the date of the third annuity payment, etc.

OPTION 3 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain

    This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated, unless other provisions have been made and approved by Hartford.

OPTION 4 -- Joint and Last Survivor Annuity

    An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

    It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 5 -- Payments for a Designated Period

    An amount payable monthly for the number of years, selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policies as determined by Hartford.

    In the event of the payee's death prior to the end of the designated period, the present value (as of the date of the payee's death) of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.

    Option 5 is an option that does not involve life contingencies.

OPTION 6 -- Death Proceeds Settlement Option

    Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time.

    VARIABLE AND FIXED ANNUITY PAYMENTS -- When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

    VARIABLE ANNUITY -- The Policies contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policies contains variable payment annuity tables derived from the 1983a Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policy.

    The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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determined by multiplying this fixed number of annuity units by the current annuity unit value.

    LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.

    FIXED ANNUITY -- Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate (to be determined by Hartford) which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.

    Hartford will make any other arrangements for income payments as may be agreed on.

                                  BENEFICIARY

    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.
                                   ASSIGNMENT

    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Policies.

                        EXECUTIVE OFFICERS AND DIRECTORS


                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Bossen, Wendell J. 64             Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1992-Present),
                                                                           Hartford Life Insurance Company; President
                                                                           (1992-Present), International Corporate Marketing Group,
                                                                           Inc.
Boyko, Gregory A., 46             Senior Vice President,                 Vice President & Controller (1995-1997), Hartford;
                                  Director, 1997*                          Director (1997-Present); Senior Vice President
                                                                           (1997-Present); Chief Financial Officer & Treasurer
                                                                           (1997-1998); Vice President & Controller (1995-1997),
                                                                           Hartford Life and Accident Insurance Company; Director
                                                                           (1997-Present); Senior Vice President, Chief Financial
                                                                           Officer & Treasurer (1997-Present); Vice President and
                                                                           Controller (1995-1997), Hartford Life Insurance Company;
                                                                           Senior Vice President, Chief Financial Officer &
                                                                           Treasurer (1997-Present), Hartford Life, Inc.; Chief
                                                                           Financial Officer (1994-1995), IMG American Life; Senior
                                                                           Vice President (1992-1994), Connecticut Mutual Life
                                                                           Insurance Company.
Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice
                                                                           President, (1997-Present); Vice President (1989-1997),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1989-1997); Senior Vice President (1997-Present); Vice
                                                                           President (1989-1997), Hartford Life Insurance Company.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
de Raismes, Ann M., 47            Senior Vice President, 1997            Vice President (1994-1997), Hartford; Senior Vice
                                  Director of Human Resources,             President (1997-Present); Vice President (1994-1997);
                                  1994                                     Assistant Vice President (1992-1994); Director of Human
                                                                           Resources (1991-Present), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President (1997-Present);
                                                                           Vice President (1994-1997); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-Present),
                                                                           Hartford Life Insurance Company; Vice President, Human
                                                                           Resources (1997-Present), Hartford Life, Inc.
Dooley, James R., 61              Vice President, 1993                   Director, Information Services (1973-1997), Hartford Life
                                                                           Insurance Company.
Fitch, Timothy M., 45             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present);
                                  Actuary, 1997                            Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President
                                                                           (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                           President (1992-1995), Hartford Life Insurance Company.
Foy, David T., 31                 Senior Vice President,                 Vice President (1998), Assistant Vice President
                                  Treasurer, 1998                          (1995-1998), Hartford; Senior Vice President
                                                                           (1998-Present), Vice President (1998), Assistant Vice
                                                                           President (1995-1998), Hartford Life Insurance Company.
Garrett, J. Richard, 53           Vice President, 1994                   Treasurer (1994-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1984-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President, (1993-Present);
                                                                           Assistant Treasurer (1997-Present); Treasurer
                                                                           (1986-1997), Hartford Life Insurance Company; Vice
                                                                           President (1997-Present), Hartford Life, Inc.
Gillette, Donald J., 52           Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Assistant Vice President
                                                                           (1995-Present), Hartford Life Insurance Company.
Ginnetti, John P., 52             Executive Vice President               Senior Vice President - Individual Life and Annuity
                                  and Director, Asset                      Division (1988-1994), Hartford; Director (1988-Present);
                                  Management                               Director (1988-Present); Executive Vice President &
                                  Services, 1994                           Director, Asset Management Services (1994-Present);
                                  Director, 1988                           Senior Vice President - Individual Life and Annuity
                                                                           Division (1988-1994), Hartford Life and Accident
                                                                           Insurance Company; Executive Vice President, Asset
                                                                           Management, Hartford Life, Inc. (1997-Present).
Godfrey, III, William A., 41      Senior Vice President, 1997            Senior Vice President (1997- Present), Hartford; Senior
                                                                           Vice President (1997-Present), Hartford Life and
                                                                           Accident Insurance Company; Vice President Information
                                                                           Technology (1997-Present), Hartford Life, Inc.

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                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Godkin, Lynda, 44                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995),
                                  General Counsel, 1996                    Hartford; Director (1997-Present); Senior Vice President
                                  Corporate Secretary, 1996                (1997-Present); General Counsel (1996-Present);
                                  Director, 1997*                          Corporate Secretary (1995-Present); Associate General
                                                                           Counsel (1995-1996); Assistant General Counsel and
                                                                           Secretary (1994-1995); Counsel (1990-1994), Hartford
                                                                           Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); General Counsel
                                                                           (1996-Present); Corporate Secretary (1995-Present);
                                                                           Director (1997-Present); Associate General Counsel
                                                                           (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company; Vice President and General Counsel
                                                                           (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice
                                  Vice President, 1994                     President (1998-Present); Vice President (1993-1997);
                                                                           Assistant Vice President (1987-1993), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Assistant
                                                                           Vice President (1987-1994), Hartford Life Insurance
                                                                           Company.
Graham, Christopher, 47           Vice President, 1997
Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present);
                                                                           Assistant Vice President (1994-1997), Hartford Life
                                                                           Insurance Company.
Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                           Insurance Company.
Kerzner, Robert A., 46            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1997                     (1994-1998), Hartford; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Regional
                                                                           Vice President (1991-1994), Hartford Life Insurance
                                                                           Company.
Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1997-1998), Hartford.
Malchodi, Jr., William B., 50     Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                                                           (1992-1998), Hartford Life and Accident Insurance
                                                                           Company; Vice President (1994-Present); Director of
                                                                           Taxes (1991-1998), Hartford Life Insurance Company.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Marra, Thomas M., 39              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                                  Director, Individual Life                Annuities (1991-1993), Hartford; Director
                                  and Annuity Division, 1993               (1994-Present); Executive Vice President (1995-Present);
                                  Director, 1994*                          Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1997), Hartford
                                                                           Life and Accident Insurance Company; Director
                                                                           (1994-Present); Executive Vice President (1995-Present);
                                                                           Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1995), Hartford
                                                                           Life Insurance Company; Executive Vice President,
                                                                           Individual Life and Annuities (1997-Present), Hartford
                                                                           Life, Inc.
Matthieson, Steven L., 53         Vice President, 1984                   Director of New Business (1984-1997), Hartford.
O'Halloran, C. Michael, 51        Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present),
                                                                           Hartford Life Insurance Company; Corporate Secretary
                                                                           (1997-Present), Hartford Life, Inc.; Senior Associate
                                                                           General Counsel (1988-Present), Director of Corporate
                                                                           Law (1994-Present), The Hartford Financial Services
                                                                           Group.
Raymond, Craig R., 37             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                  Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Chief Actuary
                                                                           (1994-Present); Vice President (1993-1997); Assistant
                                                                           Vice President (1992-1993); Actuary (1989-1994),
                                                                           Hartford Life Insurance Company; Vice President and
                                                                           Chief Actuary (1997-Present), Hartford Life, Inc.
Schrandt, David T., 50            Vice President, 1987                   Treasurer (1987-1997); Controller (1987-1997), Hartford.
Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive                          (1981-Present); President (1989-Present); Chief
                                  Officer, 1997                            Executive Officer (1997-Present); Chief Operating
                                  Director, 1985*                          Officer (1989-1997), Hartford Life and Accident
                                                                           Insurance Company; Director (1981-Present); President
                                                                           (1989-Present), Chief Executive Officer (1997-Present);
                                                                           Chief Operating Officer (1989-1997), Hartford Life
                                                                           Insurance Company; Chief Executive Officer and President
                                                                           and Director (1997-Present), Hartford Life, Inc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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                                         POSITION WITH HARTFORD,             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Welnicki, Raymond P., 49          Senior Vice President &                Vice President (1993-1994), Hartford; Director
                                  Director, Employee Benefit               (1994-Present); Senior Vice President (1995-Present);
                                  Division, 1994                           Director, Employee Benefit Division (1997-Present); Vice
                                  Director, 1994*                          President (1993-1995), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President, Employee
                                                                           Benefits (1997-Present), Hartford Life, Inc.; Board of
                                                                           Directors, Ethix Corp.
Welsh, Walter C., 51              Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1995-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life Insurance Company; Vice President,
                                                                           Government Affairs (1997-Present), Hartford Life, Inc.
Zlatkus, Lizabeth H., 39          Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                  Director, 1994*                          (1992-1994), Hartford; Director (1994-Present); Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1994),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President, Group Life and Disability (1997-Present),
                                                                           Hartford Life, Inc.
Znamierowski, David M., 38        Senior Vice President, 1997            Director (1998-Present); Senior Vice President
                                  Director, 1998                           (1997-Present), Hartford Life and Accident Insurance
                                                                           Company; Director (1998-Present); Senior Vice President
                                                                           (1997-Present); Director, Risk Management Strategy
                                                                           (1996-Present); Vice President (1997), Hartford Life
                                                                           Insurance Company; Vice President, Investment Strategy
                                                                           (1997-Present), Hartford Life, Inc.; Vice President,
                                                                           Investment Strategy & Policy, Aetna Life and Casualty
                                                                           Company.

---------

 * Denotes date of election to Board of Directors.

** The Hartford Financial Services Group, Inc. Affiliated Company.

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

                          DISTRIBUTION OF THE POLICIES

    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.


    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford Life Insurance Company. The principal business address of HESCO and HSD is the same as that of Hartford.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 6.0% of initial and subsequent premiums. Additional annual compensation of no more than 0.75% of Account Value may be paid.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

    Hartford may provide information on various topics to Policy Owners and prospective Policies Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of the Policy cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Rights -- Account Value," page 16). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.


    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                       INCOME TAXATION OF POLICY BENEFITS

    For federal income tax purposes, the Policy should be treated as life insurance Policies under Section 7702 of the Code. The death benefit under a life insurance policy is

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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generally excluded from the gross income of the beneficiary. Also, a life insurance Policy owner is generally not taxed on increments in the Policy value until the Policies is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    During the first 15 Policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance Policy for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance Policy for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                             LAST SURVIVOR POLICIES

    Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance policy not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance Policy.

                          MODIFIED ENDOWMENT CONTRACTS

    A life insurance Policy is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment Policy for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance Policy issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment Policy if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

    A Policy that is classified as modified endowment Policy is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment Policy during the life of the Insured will be taxed to the extent of any accumulated income in the Policy (generally, the excess of account value over premiums paid). Liquidations that are taxable will be subject to a 10% additional tax, with certain exceptions.

    All modified endowment contracts that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment Policy in determining the taxable portion of any loan or distributions.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Policy owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

    If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance Policy (other than a pension plan policy) will not be treated as a life insurance Policy for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance Policy, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable Policy is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all Policies subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance Policy to qualify for tax deferral, assets in the segregated asset accounts supporting the variable Policy must be considered to be owned by the insurance company and not by the variable Policy owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the Policy owner, such as the ability to select and control investments in a separate account, will cause the Policy owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of "variable Policy." The final regulations issued under Section 817 do not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy owners from being considered the owners of the assets in the Separate Account.

                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance Policies. Prospective Policy owners which are not individuals should consult a tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

                                 LEGAL MATTERS

    Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.


                                   YEAR 2000



    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.



    As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.



    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999.



    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing contingency plans.



    The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations.


                                    EXPERTS


    The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company (formerly ITT Hartford Life and Annuity Insurance Company) which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


    The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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                                   APPENDIX A
                           ILLUSTRATIONS OF BENEFITS

The tables in Appendix A illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

    The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.60% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.60% described above) of -0.60%, 5.40% and 11.40%, respectively.


    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charged Against the Separate Account," page 15).


    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,897       9,872        44,053       10,816       9,792        44,053
      2            11,025          11,843      10,826        44,053       11,669      10,655        44,053
      3            11,576          12,872      11,867        44,053       12,596      11,596        44,053
      4            12,155          13,995      13,155        44,053       13,605      12,771        44,053
      5            12,763          15,218      14,398        44,053       14,704      13,890        44,053

      6            13,401          16,551      15,955        44,053       15,900      15,311        44,053
      7            14,071          18,003      17,438        44,053       17,204      16,645        44,053
      8            14,775          19,586      19,258        44,053       18,625      18,302        44,053
      9            15,513          21,311      21,028        44,053       20,176      19,896        44,053
     10            16,289          23,191      23,161        44,053       21,870      21,840        44,053

     11            17,103          25,442      25,412        44,053       23,917      23,887        44,053
     12            17,959          27,915      27,885        44,053       26,182      26,152        44,053
     13            18,856          30,641      30,611        44,053       28,695      28,665        44,053
     14            19,799          33,663      33,633        46,454       31,490      31,460        44,053
     15            20,789          36,997      36,967        49,575       34,598      34,568        46,360

     16            21,829          40,670      40,640        52,870       38,030      38,000        49,439
     17            22,920          44,704      44,674        57,220       41,801      41,771        53,504
     18            24,066          49,134      49,104        61,908       45,941      45,911        57,885
     19            25,270          53,999      53,999        66,959       50,488      50,488        62,605
     20            26,533          59,377      59,377        72,439       55,516      55,516        67,729

     25            33,864          95,181      95,181       110,409       88,983      88,983       103,220
     35            55,160         244,173     244,173       258,822      228,122     228,122       241,809

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,310       9,298       44,053        10,228       9,218       44,053
      2            11,025          10,600       9,608       44,053        10,423       9,434       44,053
      3            11,576          10,898       9,927       44,053        10,613       9,647       44,053
      4            12,155          11,205      10,407       44,053        10,797      10,005       44,053
      5            12,763          11,522      10,748       44,053        10,973      10,206       44,053

      6            13,401          11,848      11,300       44,053        11,140      10,599       44,053
      7            14,071          12,185      11,664       44,053        11,295      10,780       44,053
      8            14,775          12,533      12,240       44,053        11,434      11,147       44,053
      9            15,513          12,891      12,628       44,053        11,553      11,295       44,053
     10            16,289          13,260      13,230       44,053        11,650      11,620       44,053

     11            17,103          13,750      13,720       44,053        11,815      11,785       44,053
     12            17,959          14,260      14,230       44,053        11,955      11,925       44,053
     13            18,856          14,790      14,760       44,053        12,066      12,036       44,053
     14            19,799          15,340      15,310       44,053        12,143      12,113       44,053
     15            20,789          15,913      15,883       44,053        12,178      12,148       44,053

     16            21,829          16,507      16,477       44,053        12,165      12,135       44,053
     17            22,920          17,125      17,095       44,053        12,095      12,065       44,053
     18            24,066          17,768      17,738       44,053        11,953      11,923       44,053
     19            25,270          18,436      18,406       44,053        11,727      11,697       44,053
     20            26,533          19,130      19,100       44,053        11,402      11,372       44,053

     25            33,864          23,031      23,001       44,053         7,575       7,545       44,053
     35            55,160          33,502      33,472       44,053            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,724       8,745       44,053         9,641       8,671       44,053
      2            11,025           9,425       8,500       44,053         9,247       8,338       44,053
      3            11,576           9,136       8,261       44,053         8,846       7,998       44,053
      4            12,155           8,854       8,160       44,053         8,437       7,774       44,053
      5            12,763           8,580       7,928       44,053         8,019       7,407       44,053

      6            13,401           8,313       7,868       44,053         7,588       7,179       44,053
      7            14,071           8,054       7,642       44,053         7,143       6,774       44,053
      8            14,775           7,802       7,577       44,053         6,680       6,483       44,053
      9            15,513           7,557       7,357       44,053         6,193       6,024       44,053
     10            16,289           7,319       7,289       44,053         5,681       5,651       44,053

     11            17,103           7,145       7,115       44,053         5,181       5,151       44,053
     12            17,959           6,974       6,944       44,053         4,641       4,611       44,053
     13            18,856           6,806       6,776       44,053         4,059       4,029       44,053
     14            19,799           6,641       6,611       44,053         3,428       3,398       44,053
     15            20,789           6,480       6,450       44,053         2,739       2,709       44,053

     16            21,829           6,322       6,292       44,053         1,985       1,955       44,053
     17            22,920           6,168       6,138       44,053         1,155       1,125       44,053
     18            24,066           6,016       5,986       44,053           235         205       44,053
     19            25,270           5,867       5,837       44,053            --          --           --
     20            26,533           5,721       5,691       44,053            --          --           --

     25            33,864           5,035       5,005       44,053            --          --           --
     35            55,160           3,852       3,822       44,053            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,530       9,750        44,053       10,443       9,663        44,053
      2            11,025          11,517      10,737        44,053       11,333      10,553        44,053
      3            11,576          12,599      11,819        44,053       12,307      11,527        44,053
      4            12,155          13,787      13,157        44,053       13,373      12,743        44,053
      5            12,763          15,089      14,459        44,053       14,543      13,913        44,053

      6            13,401          16,517      16,087        44,053       15,827      15,397        44,053
      7            14,071          18,084      17,654        44,053       17,235      16,805        44,053
      8            14,775          19,803      19,573        44,053       18,783      18,553        44,053
      9            15,513          21,688      21,458        44,053       20,485      20,255        44,053
     10            16,289          23,756      23,726        44,053       22,358      22,328        44,053

     11            17,103          26,063      26,033        44,053       24,462      24,432        44,053
     12            17,959          28,598      28,568        44,053       26,792      26,762        44,053
     13            18,856          31,400      31,370        44,588       29,377      29,347        44,053
     14            19,799          34,504      34,474        47,614       32,255      32,225        44,511
     15            20,789          37,922      37,892        50,814       35,446      35,416        47,497

     16            21,829          41,687      41,657        54,193       38,963      38,933        50,652
     17            22,920          45,823      45,793        58,653       42,827      42,797        54,818
     18            24,066          50,365      50,365        63,460       47,070      47,040        59,307
     19            25,270          55,386      55,386        68,679       51,729      51,729        64,144
     20            26,533          60,902      60,902        74,300       56,881      56,881        69,394

     25            33,864          97,625      97,625       113,245       91,170      91,170       105,757
     35            55,160         250,445     250,445       265,471      233,729     233,729       247,753

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,963       9,185       44,053         9,876       9,105       44,053
      2            11,025          10,308       9,528       44,053        10,122       9,342       44,053
      3            11,576          10,666       9,886       44,053        10,367       9,587       44,053
      4            12,155          11,038      10,408       44,053        10,610       9,980       44,053
      5            12,763          11,424      10,794       44,053        10,849      10,219       44,053

      6            13,401          11,824      11,394       44,053        11,084      10,654       44,053
      7            14,071          12,240      11,810       44,053        11,310      10,880       44,053
      8            14,775          12,671      12,441       44,053        11,526      11,296       44,053
      9            15,513          13,118      12,888       44,053        11,727      11,497       44,053
     10            16,289          13,583      13,553       44,053        11,911      11,881       44,053

     11            17,103          14,086      14,056       44,053        12,091      12,061       44,053
     12            17,959          14,609      14,579       44,053        12,246      12,216       44,053
     13            18,856          15,152      15,122       44,053        12,375      12,345       44,053
     14            19,799          15,717      15,687       44,053        12,470      12,440       44,053
     15            20,789          16,304      16,274       44,053        12,526      12,496       44,053

     16            21,829          16,914      16,884       44,053        12,535      12,505       44,053
     17            22,920          17,549      17,519       44,053        12,489      12,459       44,053
     18            24,066          18,208      18,178       44,053        12,374      12,344       44,053
     19            25,270          18,893      18,863       44,053        12,178      12,148       44,053
     20            26,533          19,605      19,575       44,053        11,885      11,855       44,053

     25            33,864          23,607      23,577       44,053         8,293       8,263       44,053
     35            55,160          34,349      34,319       44,053            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,396       8,661       44,053         9,309       8,581       44,053
      2            11,025           9,166       8,449       44,053         8,979       8,275       44,053
      3            11,576           8,941       8,241       44,053         8,639       7,961       44,053
      4            12,155           8,722       8,168       44,053         8,288       7,761       44,053
      5            12,763           8,506       7,966       44,053         7,925       7,419       44,053

      6            13,401           8,296       7,934       44,053         7,546       7,214       44,053
      7            14,071           8,090       7,736       44,053         7,149       6,833       44,053
      8            14,775           7,888       7,700       44,053         6,730       6,565       44,053
      9            15,513           7,691       7,507       44,053         6,285       6,129       44,053
     10            16,289           7,497       7,467       44,053         5,810       5,780       44,053

     11            17,103           7,319       7,289       44,053         5,310       5,280       44,053
     12            17,959           7,145       7,115       44,053         4,770       4,740       44,053
     13            18,856           6,974       6,944       44,053         4,188       4,158       44,053
     14            19,799           6,806       6,776       44,053         3,556       3,526       44,053
     15            20,789           6,642       6,612       44,053         2,868       2,838       44,053

     16            21,829           6,481       6,451       44,053         2,114       2,084       44,053
     17            22,920           6,323       6,293       44,053         1,285       1,255       44,053
     18            24,066           6,168       6,138       44,053           366         336       44,053
     19            25,270           6,016       5,986       44,053            --          --           --
     20            26,533           5,867       5,837       44,053            --          --           --

     25            33,864           5,167       5,137       44,053            --          --           --
     35            55,160           3,960       3,930       44,053            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,897       9,872        34,014       10,770       9,748        34,014
      2            11,025          11,843      10,826        34,014       11,575      10,563        34,014
      3            11,576          12,872      11,867        34,014       12,452      11,454        34,014
      4            12,155          13,995      13,155        34,014       13,410      12,579        34,014
      5            12,763          15,218      14,398        34,014       14,458      13,647        34,014

      6            13,401          16,551      15,955        34,014       15,603      15,017        34,014
      7            14,071          18,003      17,438        34,014       16,857      16,300        34,014
      8            14,775          19,586      19,258        34,014       18,228      17,906        34,014
      9            15,513          21,311      21,028        34,014       19,729      19,449        34,014
     10            16,289          23,191      23,161        34,014       21,376      21,346        34,014

     11            17,103          25,443      25,413        34,014       23,380      23,350        34,014
     12            17,959          27,944      27,914        34,014       25,617      25,587        34,014
     13            18,856          30,739      30,709        36,272       28,126      28,096        34,014
     14            19,799          33,820      33,790        39,569       30,935      30,905        36,194
     15            20,789          37,209      37,179        43,162       34,033      34,003        39,478

     16            21,829          40,937      40,907        47,077       37,439      37,409        43,055
     17            22,920          45,049      45,019        50,905       41,197      41,167        46,552
     18            24,066          49,587      49,557        55,042       45,345      45,315        50,332
     19            25,270          54,603      54,603        59,517       49,928      49,898        54,421
     20            26,533          60,135      60,135        65,546       54,953      54,953        59,899

     25            33,864          97,305      97,305       103,143       88,921      88,921        94,256
     35            55,160         250,325     250,325       262,841      225,387     225,387       236,656

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,310       9,298       34,014        10,183       9,174       34,014
      2            11,025          10,600       9,608       34,014        10,330       9,343       34,014
      3            11,576          10,898       9,927       34,014        10,469       9,506       34,014
      4            12,155          11,205      10,407       34,014        10,602       9,813       34,014
      5            12,763          11,522      10,748       34,014        10,726       9,962       34,014

      6            13,401          11,848      11,300       34,014        10,838      10,299       34,014
      7            14,071          12,185      11,664       34,014        10,933      10,421       34,014
      8            14,775          12,533      12,240       34,014        11,006      10,721       34,014
      9            15,513          12,891      12,628       34,014        11,049      10,792       34,014
     10            16,289          13,260      13,230       34,014        11,057      11,027       34,014

     11            17,103          13,750      13,720       34,014        11,117      11,087       34,014
     12            17,959          14,260      14,230       34,014        11,138      11,108       34,014
     13            18,856          14,790      14,760       34,014        11,117      11,087       34,014
     14            19,799          15,340      15,310       34,014        11,051      11,021       34,014
     15            20,789          15,913      15,883       34,014        10,929      10,899       34,014

     16            21,829          16,507      16,477       34,014        10,741      10,711       34,014
     17            22,920          17,125      17,095       34,014        10,465      10,435       34,014
     18            24,066          17,768      17,738       34,014        10,077      10,047       34,014
     19            25,270          18,436      18,406       34,014         9,546       9,516       34,014
     20            26,533          19,130      19,100       34,014         8,839       8,809       34,014

     25            33,864          23,031      23,001       34,014           937         907       34,014
     35            55,160          33,502      33,472       35,177            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,724       8,745       34,014         9,597       8,631       34,014
      2            11,025           9,425       8,500       34,014         9,155       8,255       34,014
      3            11,576           9,136       8,261       34,014         8,705       7,870       34,014
      4            12,155           8,854       8,160       34,014         8,246       7,598       34,014
      5            12,763           8,580       7,928       34,014         7,777       7,183       34,014

      6            13,401           8,313       7,868       34,014         7,292       6,898       34,014
      7            14,071           8,054       7,642       34,014         6,788       6,436       34,014
      8            14,775           7,802       7,577       34,014         6,258       6,071       34,014
      9            15,513           7,557       7,357       34,014         5,692       5,534       34,014
     10            16,289           7,319       7,289       34,014         5,085       5,055       34,014

     11            17,103           7,145       7,115       34,014         4,470       4,440       34,014
     12            17,959           6,974       6,944       34,014         3,799       3,769       34,014
     13            18,856           6,806       6,776       34,014         3,068       3,038       34,014
     14            19,799           6,641       6,611       34,014         2,273       2,243       34,014
     15            20,789           6,480       6,450       34,014         1,402       1,372       34,014

     16            21,829           6,322       6,292       34,014           440         410       34,014
     17            22,920           6,168       6,138       34,014            --          --           --
     18            24,066           6,016       5,986       34,014            --          --           --
     19            25,270           5,867       5,837       34,014            --          --           --
     20            26,533           5,721       5,691       34,014            --          --           --

     25            33,864           5,035       5,005       34,014            --          --           --
     35            55,160           3,852       3,822       34,014            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,530       9,750        34,014       10,396       9,616        34,014
      2            11,025          11,517      10,737        34,014       11,235      10,455        34,014
      3            11,576          12,599      11,819        34,014       12,156      11,376        34,014
      4            12,155          13,787      13,157        34,014       13,169      12,539        34,014
      5            12,763          15,089      14,459        34,014       14,284      13,654        34,014

      6            13,401          16,517      16,087        34,014       15,513      15,083        34,014
      7            14,071          18,084      17,654        34,014       16,867      16,437        34,014
      8            14,775          19,803      19,573        34,014       18,359      18,129        34,014
      9            15,513          21,688      21,458        34,014       20,007      19,777        34,014
     10            16,289          23,756      23,726        34,014       21,830      21,800        34,014

     11            17,103          26,068      26,038        34,014       23,890      23,860        34,014
     12            17,959          28,648      28,618        34,091       26,193      26,163        34,014
     13            18,856          31,520      31,490        37,193       28,776      28,746        34,014
     14            19,799          34,680      34,650        40,575       31,657      31,627        37,038
     15            20,789          38,156      38,126        44,261       34,827      34,797        40,399

     16            21,829          41,980      41,950        48,276       38,314      38,284        44,061
     17            22,920          46,197      46,167        52,202       42,160      42,130        47,641
     18            24,066          50,852      50,852        56,446       46,406      46,376        51,510
     19            25,270          56,030      56,030        61,072       51,097      51,097        55,696
     20            26,533          61,706      61,706        67,259       56,274      56,274        61,338

     25            33,864          99,848      99,848       105,838       91,058      91,058        96,521
     35            55,160         256,866     256,866       269,709      230,803     230,803       242,343

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,963       9,185       34,014         9,830       9,062       34,014
      2            11,025          10,308       9,528       34,014        10,026       9,246       34,014
      3            11,576          10,666       9,886       34,014        10,218       9,438       34,014
      4            12,155          11,038      10,408       34,014        10,408       9,778       34,014
      5            12,763          11,424      10,794       34,014        10,592       9,962       34,014

      6            13,401          11,824      11,394       34,014        10,768      10,338       34,014
      7            14,071          12,240      11,810       34,014        10,932      10,502       34,014
      8            14,775          12,671      12,441       34,014        11,078      10,848       34,014
      9            15,513          13,118      12,888       34,014        11,200      10,970       34,014
     10            16,289          13,583      13,553       34,014        11,291      11,261       34,014

     11            17,103          14,086      14,056       34,014        11,366      11,336       34,014
     12            17,959          14,609      14,579       34,014        11,403      11,373       34,014
     13            18,856          15,152      15,122       34,014        11,401      11,371       34,014
     14            19,799          15,717      15,687       34,014        11,355      11,325       34,014
     15            20,789          16,304      16,274       34,014        11,256      11,226       34,014

     16            21,829          16,914      16,884       34,014        11,092      11,062       34,014
     17            22,920          17,549      17,519       34,014        10,844      10,814       34,014
     18            24,066          18,208      18,178       34,014        10,487      10,457       34,014
     19            25,270          18,893      18,863       34,014         9,993       9,963       34,014
     20            26,533          19,605      19,575       34,014         9,326       9,296       34,014

     25            33,864          23,607      23,577       34,014         1,772       1,742       34,014
     35            55,160          34,349      34,319       36,066            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,396       8,661       34,014         9,263       8,538       34,014
      2            11,025           9,166       8,449       34,014         8,884       8,188       34,014
      3            11,576           8,941       8,241       34,014         8,494       7,827       34,014
      4            12,155           8,722       8,168       34,014         8,091       7,576       34,014
      5            12,763           8,506       7,966       34,014         7,674       7,184       34,014

      6            13,401           8,296       7,934       34,014         7,239       6,920       34,014
      7            14,071           8,090       7,736       34,014         6,781       6,480       34,014
      8            14,775           7,888       7,700       34,014         6,293       6,137       34,014
      9            15,513           7,691       7,507       34,014         5,766       5,621       34,014
     10            16,289           7,497       7,467       34,014         5,194       5,164       34,014

     11            17,103           7,319       7,289       34,014         4,580       4,550       34,014
     12            17,959           7,145       7,115       34,014         3,909       3,879       34,014
     13            18,856           6,974       6,944       34,014         3,179       3,149       34,014
     14            19,799           6,806       6,776       34,014         2,385       2,355       34,014
     15            20,789           6,642       6,612       34,014         1,516       1,486       34,014

     16            21,829           6,481       6,451       34,014           555         525       34,014
     17            22,920           6,323       6,293       34,014            --          --           --
     18            24,066           6,168       6,138       34,014            --          --           --
     19            25,270           6,016       5,986       34,014            --          --           --
     20            26,533           5,867       5,837       34,014            --          --           --

     25            33,864           5,167       5,137       34,014            --          --           --
     35            55,160           3,960       3,930       34,014            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,897       9,872        20,001       10,684       9,664        20,001
      2            11,025          11,843      10,826        20,001       11,394      10,386        20,001
      3            11,576          12,872      11,867        20,001       12,169      11,176        20,001
      4            12,155          13,995      13,155        20,001       13,020      12,195        20,001
      5            12,763          15,218      14,398        20,001       13,963      13,158        20,001

      6            13,401          16,551      15,955        20,001       15,014      14,434        20,001
      7            14,071          18,003      17,438        20,343       16,197      15,645        20,001
      8            14,775          19,592      19,264        21,747       17,541      17,224        20,001
      9            15,513          21,336      21,053        23,256       19,080      18,802        20,796
     10            16,289          23,223      23,193        25,313       20,764      20,734        22,632

     11            17,103          25,486      25,456        27,525       22,783      22,753        24,605
     12            17,959          27,979      27,949        29,937       25,008      24,978        26,758
     13            18,856          30,702      30,672        32,850       27,437      27,407        29,357
     14            19,799          33,705      33,675        35,727       30,117      30,087        31,923
     15            20,789          36,992      36,962        39,211       33,043      33,013        35,026

     16            21,829          40,618      40,588        42,649       36,279      36,249        38,093
     17            22,920          44,586      44,556        46,815       39,812      39,782        41,802
     18            24,066          48,945      48,915        51,392       43,663      43,633        45,846
     19            25,270          53,734      53,734        56,420       47,854      47,824        50,247
     20            26,533          59,026      59,026        61,977       52,410      52,410        55,030

     25            33,864          94,418      94,418        99,138       81,777      81,777        85,866
     35            55,160         241,783     241,783       244,201      203,041     203,041       205,071

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,310       9,298       20,001        10,095       9,088       20,001
      2            11,025          10,600       9,608       20,001        10,134       9,151       20,001
      3            11,576          10,898       9,927       20,001        10,143       9,185       20,001
      4            12,155          11,205      10,407       20,001        10,117       9,335       20,001
      5            12,763          11,522      10,748       20,001        10,050       9,294       20,001

      6            13,401          11,848      11,300       20,001         9,932       9,406       20,001
      7            14,071          12,185      11,664       20,001         9,752       9,259       20,001
      8            14,775          12,533      12,240       20,001         9,494       9,226       20,001
      9            15,513          12,891      12,628       20,001         9,138       8,902       20,001
     10            16,289          13,260      13,230       20,001         8,662       8,632       20,001

     11            17,103          13,750      13,720       20,001         8,110       8,080       20,001
     12            17,959          14,260      14,230       20,001         7,383       7,353       20,001
     13            18,856          14,790      14,760       20,001         6,439       6,409       20,001
     14            19,799          15,340      15,310       20,001         5,222       5,192       20,001
     15            20,789          15,913      15,883       20,001         3,654       3,624       20,001

     16            21,829          16,507      16,477       20,001         1,627       1,597       20,001
     17            22,920          17,125      17,095       20,001            --          --           --
     18            24,066          17,768      17,738       20,001            --          --           --
     19            25,270          18,436      18,406       20,001            --          --           --
     20            26,533          19,130      19,100       20,086            --          --           --

     25            33,864          23,031      23,001       24,183            --          --           --
     35            55,160          33,530      33,500       33,865            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,724       8,745       20,001         9,505       8,549       20,001
      2            11,025           9,425       8,500       20,001         8,946       8,066       20,001
      3            11,576           9,136       8,261       20,001         8,345       7,543       20,001
      4            12,155           8,854       8,160       20,001         7,694       7,087       20,001
      5            12,763           8,580       7,928       20,001         6,985       6,449       20,001

      6            13,401           8,313       7,868       20,001         6,204       5,863       20,001
      7            14,071           8,054       7,642       20,001         5,332       5,049       20,001
      8            14,775           7,802       7,577       20,001         4,347       4,209       20,001
      9            15,513           7,557       7,357       20,001         3,222       3,120       20,001
     10            16,289           7,319       7,289       20,001         1,925       1,895       20,001

     11            17,103           7,145       7,115       20,001           428         398       20,001
     12            17,959           6,974       6,944       20,001            --          --       20,001
     13            18,856           6,806       6,776       20,001            --          --       20,001
     14            19,799           6,641       6,611       20,001            --          --       20,001
     15            20,789           6,480       6,450       20,001            --          --       20,001

     16            21,829           6,322       6,292       20,001            --          --       20,001
     17            22,920           6,168       6,138       20,001            --          --       20,001
     18            24,066           6,016       5,986       20,001            --          --       20,001
     19            25,270           5,867       5,837       20,001            --          --       20,001
     20            26,533           5,721       5,691       20,001            --          --       20,001

     25            33,864           5,035       5,005       20,001            --          --       20,001
     35            55,160           3,852       3,822       20,001            --          --       20,001

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,530       9,750        20,001       10,302       9,522        20,001
      2            11,025          11,517      10,737        20,001       11,035      10,255        20,001
      3            11,576          12,599      11,819        20,001       11,841      11,061        20,001
      4            12,155          13,787      13,157        20,001       12,732      12,102        20,001
      5            12,763          15,089      14,459        20,001       13,724      13,094        20,001

      6            13,401          16,517      16,087        20,001       14,840      14,410        20,001
      7            14,071          18,084      17,654        20,435       16,104      15,674        20,001
      8            14,775          19,809      19,579        21,988       17,551      17,321        20,001
      9            15,513          21,714      21,484        23,667       19,216      18,986        20,945
     10            16,289          23,789      23,759        25,930       21,049      21,019        22,943

     11            17,103          26,108      26,078        28,196       23,097      23,067        24,944
     12            17,959          28,662      28,632        30,668       25,353      25,323        27,127
     13            18,856          31,452      31,422        33,653       27,816      27,786        29,762
     14            19,799          34,530      34,500        36,601       30,534      30,504        32,365
     15            20,789          37,898      37,868        40,171       33,501      33,471        35,511

     16            21,829          41,614      41,584        43,694       36,782      36,752        38,621
     17            22,920          45,680      45,650        47,964       40,364      40,334        42,382
     18            24,066          50,147      50,147        52,654       44,269      44,239        46,482
     19            25,270          55,086      55,086        57,840       48,519      48,489        50,945
     20            26,533          60,513      60,513        63,538       53,139      53,139        55,795

     25            33,864          96,795      96,795       101,634       82,914      82,914        87,060
     35            55,160         247,871     247,871       250,349      205,864     205,864       207,922

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,963       9,185       20,001         9,733       8,973       20,001
      2            11,025          10,308       9,528       20,001         9,812       9,046       20,001
      3            11,576          10,666       9,886       20,001         9,864       9,094       20,001
      4            12,155          11,038      10,408       20,001         9,883       9,260       20,001
      5            12,763          11,424      10,794       20,001         9,864       9,242       20,001

      6            13,401          11,824      11,394       20,001         9,797       9,375       20,001
      7            14,071          12,240      11,810       20,001         9,670       9,253       20,001
      8            14,775          12,671      12,441       20,001         9,469       9,249       20,001
      9            15,513          13,118      12,888       20,001         9,174       8,960       20,001
     10            16,289          13,583      13,553       20,001         8,764       8,734       20,001

     11            17,103          14,086      14,056       20,001         8,226       8,196       20,001
     12            17,959          14,609      14,579       20,001         7,515       7,485       20,001
     13            18,856          15,152      15,122       20,001         6,590       6,560       20,001
     14            19,799          15,717      15,687       20,001         5,397       5,367       20,001
     15            20,789          16,304      16,274       20,001         3,859       3,829       20,001

     16            21,829          16,914      16,884       20,001         1,868       1,838       20,001
     17            22,920          17,549      17,519       20,001            --          --           --
     18            24,066          18,208      18,178       20,001            --          --           --
     19            25,270          18,893      18,863       20,001            --          --           --
     20            26,533          19,605      19,575       20,584            --          --           --

     25            33,864          23,607      23,577       24,787            --          --           --
     35            55,160          34,378      34,348       34,721            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,396       8,661       20,001         9,164       8,447       20,001
      2            11,025           9,166       8,449       20,001         8,659       7,980       20,001
      3            11,576           8,941       8,241       20,001         8,110       7,471       20,001
      4            12,155           8,722       8,168       20,001         7,507       7,027       20,001
      5            12,763           8,506       7,966       20,001         6,841       6,401       20,001

      6            13,401           8,296       7,934       20,001         6,099       5,825       20,001
      7            14,071           8,090       7,736       20,001         5,261       5,021       20,001
      8            14,775           7,888       7,700       20,001         4,306       4,190       20,001
      9            15,513           7,691       7,507       20,001         3,205       3,111       20,001
     10            16,289           7,497       7,467       20,001         1,923       1,893       20,001

     11            17,103           7,319       7,289       20,001           427         397       20,001
     12            17,959           7,145       7,115       20,001            --          --           --
     13            18,856           6,974       6,944       20,001            --          --           --
     14            19,799           6,806       6,776       20,001            --          --           --
     15            20,789           6,642       6,612       20,001            --          --           --

     16            21,829           6,481       6,451       20,001            --          --           --
     17            22,920           6,323       6,293       20,001            --          --           --
     18            24,066           6,168       6,138       20,001            --          --           --
     19            25,270           6,016       5,986       20,001            --          --           --
     20            26,533           5,867       5,837       20,001            --          --           --

     25            33,864           5,167       5,137       20,001            --          --           --
     35            55,160           3,960       3,930       20,001            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,965       9,939        45,872       10,965       9,939        45,872
      2            11,025          11,985      10,965        45,872       11,985      10,965        45,872
      3            11,576          13,095      12,086        45,872       13,095      12,086        45,872
      4            12,155          14,304      13,459        45,872       14,304      13,459        45,872
      5            12,763          15,620      14,795        45,872       15,620      14,795        45,872

      6            13,401          17,053      16,453        45,872       17,053      16,453        45,872
      7            14,071          18,612      18,043        45,872       18,612      18,043        45,872
      8            14,775          20,309      19,978        45,872       20,309      19,978        45,872
      9            15,513          22,155      21,870        45,872       22,155      21,870        45,872
     10            16,289          24,164      24,134        45,872       24,164      24,134        45,872

     11            17,103          26,566      26,536        45,872       26,566      26,536        45,872
     12            17,959          29,211      29,181        45,872       29,211      29,181        45,872
     13            18,856          32,130      32,100        45,872       32,130      32,100        45,872
     14            19,799          35,362      35,332        45,872       35,362      35,332        45,872
     15            20,789          38,952      38,922        45,872       38,952      38,922        45,872

     16            21,829          42,939      42,909        49,380       42,939      42,909        49,380
     17            22,920          47,337      47,307        53,490       47,337      47,307        53,490
     18            24,066          52,186      52,186        57,926       52,186      52,186        57,926
     19            25,270          57,570      57,570        62,750       57,570      57,570        62,750
     20            26,533          63,480      63,480        69,193       63,480      63,480        69,193

     25            33,864         103,143     103,143       109,331      103,143     103,143       109,331
     35            55,160         268,360     268,360       281,778      261,693     261,693       274,777

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,375       9,361       45,872        10,375       9,361       45,872
      2            11,025          10,726       9,731       45,872        10,726       9,731       45,872
      3            11,576          11,082      10,108       45,872        11,082      10,108       45,872
      4            12,155          11,442      10,640       45,872        11,442      10,640       45,872
      5            12,763          11,804      11,027       45,872        11,804      11,027       45,872

      6            13,401          12,167      11,615       45,872        12,167      11,615       45,872
      7            14,071          12,532      12,008       45,872        12,526      12,002       45,872
      8            14,775          12,910      12,615       45,872        12,880      12,585       45,872
      9            15,513          13,299      13,036       45,872        13,222      12,959       45,872
     10            16,289          13,702      13,672       45,872        13,547      13,517       45,872

     11            17,103          14,231      14,201       45,872        13,961      13,931       45,872
     12            17,959          14,782      14,752       45,872        14,354      14,324       45,872
     13            18,856          15,355      15,325       45,872        14,720      14,690       45,872
     14            19,799          15,952      15,922       45,872        15,049      15,019       45,872
     15            20,789          16,573      16,543       45,872        15,333      15,303       45,872

     16            21,829          17,220      17,190       45,872        15,558      15,528       45,872
     17            22,920          17,893      17,863       45,872        15,706      15,676       45,872
     18            24,066          18,593      18,563       45,872        15,753      15,723       45,872
     19            25,270          19,322      19,292       45,872        15,669      15,639       45,872
     20            26,533          20,081      20,051       45,872        15,419      15,389       45,872

     25            33,864          24,368      24,338       45,872         9,959       9,929       45,872
     35            55,160          36,008      35,978       45,872            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,784       8,800       45,872         9,784       8,800       45,872
      2            11,025           9,537       8,601       45,872         9,537       8,601       45,872
      3            11,576           9,286       8,397       45,872         9,286       8,397       45,872
      4            12,155           9,031       8,323       45,872         9,031       8,323       45,872
      5            12,763           8,768       8,103       45,872         8,768       8,103       45,872

      6            13,401           8,509       8,054       45,872         8,496       8,042       45,872
      7            14,071           8,257       7,835       45,872         8,212       7,792       45,872
      8            14,775           8,012       7,782       45,872         7,910       7,682       45,872
      9            15,513           7,773       7,568       45,872         7,584       7,384       45,872
     10            16,289           7,540       7,510       45,872         7,229       7,199       45,872

     11            17,103           7,372       7,342       45,872         6,893       6,863       45,872
     12            17,959           7,207       7,177       45,872         6,509       6,479       45,872
     13            18,856           7,046       7,016       45,872         6,067       6,037       45,872
     14            19,799           6,887       6,857       45,872         5,559       5,529       45,872
     15            20,789           6,731       6,701       45,872         4,969       4,939       45,872

     16            21,829           6,578       6,548       45,872         4,282       4,252       45,872
     17            22,920           6,428       6,398       45,872         3,472       3,442       45,872
     18            24,066           6,280       6,250       45,872         2,506       2,476       45,872
     19            25,270           6,135       6,105       45,872         1,344       1,314       45,872
     20            26,533           5,993       5,963       45,872            --          --           --

     25            33,864           5,321       5,291       45,872            --          --           --
     35            55,160           4,150       4,120       45,872            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   53
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,595       9,815        45,872       10,595       9,815        45,872
      2            11,025          11,654      10,874        45,872       11,654      10,874        45,872
      3            11,576          12,816      12,036        45,872       12,816      12,036        45,872
      4            12,155          14,089      13,459        45,872       14,089      13,459        45,872
      5            12,763          15,485      14,855        45,872       15,485      14,855        45,872

      6            13,401          17,015      16,585        45,872       17,015      16,585        45,872
      7            14,071          18,692      18,262        45,872       18,692      18,262        45,872
      8            14,775          20,530      20,300        45,872       20,530      20,300        45,872
      9            15,513          22,545      22,315        45,872       22,545      22,315        45,872
     10            16,289          24,755      24,725        45,872       24,755      24,725        45,872

     11            17,103          27,223      27,193        45,872       27,223      27,193        45,872
     12            17,959          29,942      29,912        45,872       29,942      29,912        45,872
     13            18,856          32,945      32,915        45,872       32,945      32,915        45,872
     14            19,799          36,273      36,243        45,872       36,273      36,243        45,872
     15            20,789          39,971      39,941        46,366       39,971      39,941        46,366

     16            21,829          44,066      44,036        50,675       44,066      44,036        50,675
     17            22,920          48,580      48,550        54,894       48,580      48,550        54,894
     18            24,066          53,557      53,557        59,447       53,557      53,557        59,447
     19            25,270          59,082      59,082        64,399       59,082      59,082        64,399
     20            26,533          65,148      65,148        71,010       65,148      65,148        71,010

     25            33,864         105,853     105,853       112,204      105,853     105,853       112,204
     35            55,160         275,411     275,411       289,181      268,568     268,568       281,995

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,025       9,245       45,872        10,025       9,245       45,872
      2            11,025          10,430       9,650       45,872        10,430       9,650       45,872
      3            11,576          10,845      10,065       45,872        10,845      10,065       45,872
      4            12,155          11,269      10,639       45,872        11,269      10,639       45,872
      5            12,763          11,701      11,071       45,872        11,701      11,071       45,872

      6            13,401          12,138      11,708       45,872        12,138      11,708       45,872
      7            14,071          12,585      12,155       45,872        12,579      12,149       45,872
      8            14,775          13,048      12,818       45,872        13,019      12,789       45,872
      9            15,513          13,531      13,301       45,872        13,455      13,225       45,872
     10            16,289          14,032      14,002       45,872        13,881      13,851       45,872

     11            17,103          14,574      14,544       45,872        14,312      14,282       45,872
     12            17,959          15,139      15,109       45,872        14,724      14,694       45,872
     13            18,856          15,727      15,697       45,872        15,109      15,079       45,872
     14            19,799          16,339      16,309       45,872        15,461      15,431       45,872
     15            20,789          16,976      16,946       45,872        15,769      15,739       45,872

     16            21,829          17,639      17,609       45,872        16,021      15,991       45,872
     17            22,920          18,329      18,299       45,872        16,199      16,169       45,872
     18            24,066          19,048      19,018       45,872        16,279      16,249       45,872
     19            25,270          19,795      19,765       45,872        16,234      16,204       45,872
     20            26,533          20,574      20,544       45,872        16,028      15,998       45,872

     25            33,864          24,970      24,940       45,872        10,942      10,912       45,872
     35            55,160          36,906      36,876       45,872            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   55
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 55 MALE PREFERRED / 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,454       8,715       45,872         9,454       8,715       45,872
      2            11,025           9,274       8,548       45,872         9,274       8,548       45,872
      3            11,576           9,087       8,376       45,872         9,087       8,376       45,872
      4            12,155           8,894       8,330       45,872         8,894       8,330       45,872
      5            12,763           8,691       8,140       45,872         8,691       8,140       45,872

      6            13,401           8,489       8,120       45,872         8,476       8,107       45,872
      7            14,071           8,291       7,930       45,872         8,245       7,886       45,872
      8            14,775           8,098       7,906       45,872         7,995       7,805       45,872
      9            15,513           7,908       7,720       45,872         7,719       7,534       45,872
     10            16,289           7,721       7,691       45,872         7,410       7,380       45,872

     11            17,103           7,550       7,520       45,872         7,073       7,043       45,872
     12            17,959           7,382       7,352       45,872         6,687       6,657       45,872
     13            18,856           7,217       7,187       45,872         6,245       6,215       45,872
     14            19,799           7,055       7,025       45,872         5,735       5,705       45,872
     15            20,789           6,896       6,866       45,872         5,146       5,116       45,872

     16            21,829           6,740       6,710       45,872         4,458       4,428       45,872
     17            22,920           6,587       6,557       45,872         3,649       3,619       45,872
     18            24,066           6,437       6,407       45,872         2,684       2,654       45,872
     19            25,270           6,289       6,259       45,872         1,524       1,494       45,872
     20            26,533           6,144       6,114       45,872           122          92       45,872

     25            33,864           5,459       5,429       45,872            --          --           --
     35            55,160           4,264       4,234       45,872            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,959       9,933        28,491       10,959       9,933        28,491
      2            11,025          11,958      10,939        28,491       11,958      10,939        28,491
      3            11,576          13,032      12,024        28,491       13,032      12,024        28,491
      4            12,155          14,190      13,347        28,491       14,187      13,344        28,491
      5            12,763          15,454      14,631        28,491       15,431      14,608        28,491

      6            13,401          16,833      16,235        28,491       16,774      16,176        28,491
      7            14,071          18,339      17,771        28,491       18,227      17,660        28,491
      8            14,775          19,982      19,652        28,491       19,804      19,475        28,491
      9            15,513          21,775      21,490        28,491       21,525      21,241        28,491
     10            16,289          23,732      23,702        28,491       23,417      23,387        28,491

     11            17,103          26,092      26,062        28,491       25,726      25,696        28,491
     12            17,959          28,737      28,707        30,748       28,328      28,298        30,310
     13            18,856          31,641      31,611        33,855       31,190      31,160        33,373
     14            19,799          34,839      34,809        36,929       34,343      34,313        36,403
     15            20,789          38,344      38,314        40,644       37,796      37,766        40,064

     16            21,829          42,208      42,178        44,318       41,605      41,575        43,685
     17            22,920          46,437      46,407        48,758       45,773      45,743        48,061
     18            24,066          51,058      51,058        53,610       50,328      50,328        52,844
     19            25,270          56,172      56,172        58,980       55,329      55,329        58,095
     20            26,533          61,798      61,798        64,887       60,777      60,777        63,815

     25            33,864          99,595      99,595       104,575       95,804      95,804       100,594
     35            55,160         258,688     258,688       261,274      238,971     238,971       241,361

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   57
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,368       9,355       28,491        10,368       9,355       28,491
      2            11,025          10,699       9,705       28,491        10,699       9,705       28,491
      3            11,576          11,017      10,044       28,491        11,017      10,044       28,491
      4            12,155          11,345      10,545       28,491        11,319      10,519       28,491
      5            12,763          11,684      10,908       28,491        11,599      10,824       28,491

      6            13,401          12,034      11,483       28,491        11,851      11,302       28,491
      7            14,071          12,395      11,872       28,491        12,066      11,545       28,491
      8            14,775          12,768      12,474       28,491        12,233      11,942       28,491
      9            15,513          13,153      12,890       28,491        12,339      12,078       28,491
     10            16,289          13,551      13,521       28,491        12,365      12,335       28,491

     11            17,103          14,074      14,044       28,491        12,397      12,367       28,491
     12            17,959          14,618      14,588       28,491        12,319      12,289       28,491
     13            18,856          15,185      15,155       28,491        12,106      12,076       28,491
     14            19,799          15,774      15,744       28,491        11,728      11,698       28,491
     15            20,789          16,388      16,358       28,491        11,145      11,115       28,491

     16            21,829          17,027      16,997       28,491        10,299      10,269       28,491
     17            22,920          17,693      17,663       28,491         9,109       9,079       28,491
     18            24,066          18,385      18,355       28,491         7,460       7,430       28,491
     19            25,270          19,106      19,076       28,491         5,195       5,165       28,491
     20            26,533          19,856      19,826       28,491         2,092       2,062       28,491

     25            33,864          24,093      24,063       28,491            --          --           --
     35            55,160          35,596      35,566       35,952            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

58                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,778       8,795       28,491         9,778       8,795       28,491
      2            11,025           9,510       8,576       28,491         9,510       8,576       28,491
      3            11,576           9,231       8,347       28,491         9,220       8,337       28,491
      4            12,155           8,960       8,258       28,491         8,904       8,206       28,491
      5            12,763           8,696       8,036       28,491         8,554       7,904       28,491

      6            13,401           8,439       7,987       28,491         8,163       7,724       28,491
      7            14,071           8,189       7,770       28,491         7,717       7,321       28,491
      8            14,775           7,945       7,717       28,491         7,203       6,993       28,491
      9            15,513           7,708       7,505       28,491         6,601       6,422       28,491
     10            16,289           7,477       7,447       28,491         5,887       5,857       28,491

     11            17,103           7,310       7,280       28,491         5,078       5,048       28,491
     12            17,959           7,147       7,117       28,491         4,094       4,064       28,491
     13            18,856           6,986       6,956       28,491         2,896       2,866       28,491
     14            19,799           6,828       6,798       28,491         1,438       1,408       28,491
     15            20,789           6,673       6,643       28,491            --          --           --

     16            21,829           6,521       6,491       28,491            --          --           --
     17            22,920           6,372       6,342       28,491            --          --           --
     18            24,066           6,226       6,196       28,491            --          --           --
     19            25,270           6,082       6,052       28,491            --          --           --
     20            26,533           5,941       5,911       28,491            --          --           --

     25            33,864           5,273       5,243       28,491            --          --           --
     35            55,160           4,110       4,080       28,491            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   59
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,589       9,809        28,491       10,589       9,809        28,491
      2            11,025          11,627      10,847        28,491       11,627      10,847        28,491
      3            11,576          12,750      11,970        28,491       12,750      11,970        28,491
      4            12,155          13,973      13,343        28,491       13,968      13,338        28,491
      5            12,763          15,317      14,687        28,491       15,289      14,659        28,491

      6            13,401          16,793      16,363        28,491       16,726      16,296        28,491
      7            14,071          18,414      17,984        28,491       18,294      17,864        28,491
      8            14,775          20,195      19,965        28,491       20,010      19,780        28,491
      9            15,513          22,151      21,921        28,491       21,899      21,669        28,491
     10            16,289          24,301      24,271        28,491       23,995      23,965        28,491

     11            17,103          26,735      26,705        28,873       26,385      26,355        28,495
     12            17,959          29,450      29,420        31,511       29,063      29,033        31,097
     13            18,856          32,427      32,397        34,696       32,000      31,970        34,239
     14            19,799          35,706      35,676        37,848       35,236      35,206        37,349
     15            20,789          39,298      39,268        41,655       38,780      38,750        41,106

     16            21,829          43,259      43,229        45,421       42,688      42,658        44,822
     17            22,920          47,594      47,564        49,973       46,966      46,936        49,314
     18            24,066          52,331      52,331        54,947       51,640      51,640        54,222
     19            25,270          57,573      57,573        60,451       56,772      56,772        59,610
     20            26,533          63,339      63,339        66,505       62,362      62,362        65,480

     25            33,864         102,079     102,079       107,183       98,303      98,303       103,217
     35            55,160         265,140     265,140       267,790      245,203     245,203       247,655

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

60                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.40% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500          10,018       9,238       28,491        10,018       9,238       28,491
      2            11,025          10,402       9,622       28,491        10,402       9,622       28,491
      3            11,576          10,780      10,000       28,491        10,779       9,999       28,491
      4            12,155          11,173      10,543       28,491        11,143      10,513       28,491
      5            12,763          11,581      10,951       28,491        11,490      10,860       28,491

      6            13,401          12,006      11,576       28,491        11,814      11,384       28,491
      7            14,071          12,447      12,017       28,491        12,108      11,678       28,491
      8            14,775          12,905      12,675       28,491        12,359      12,129       28,491
      9            15,513          13,382      13,152       28,491        12,555      12,325       28,491
     10            16,289          13,877      13,847       28,491        12,680      12,650       28,491

     11            17,103          14,413      14,383       28,491        12,737      12,707       28,491
     12            17,959          14,972      14,942       28,491        12,688      12,658       28,491
     13            18,856          15,553      15,523       28,491        12,509      12,479       28,491
     14            19,799          16,158      16,128       28,491        12,173      12,143       28,491
     15            20,789          16,787      16,757       28,491        11,641      11,611       28,491

     16            21,829          17,442      17,412       28,491        10,856      10,826       28,491
     17            22,920          18,125      18,095       28,491         9,743       9,713       28,491
     18            24,066          18,835      18,805       28,491         8,193       8,163       28,491
     19            25,270          19,574      19,544       28,491         6,054       6,024       28,491
     20            26,533          20,343      20,313       28,491         3,115       3,085       28,491

     25            33,864          24,688      24,658       28,491            --          --           --
     35            55,160          36,485      36,455       36,849            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   61
--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
              ISSUE AGES: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.60% NET)

                                         CURRENT CHARGES*                     GUARANTEED CHARGES**
                PREMIUMS       ------------------------------------   ------------------------------------
  END OF      ACCUMULATED                      CASH                                   CASH
  POLICY     AT 5% INTEREST      ACCOUNT     SURRENDER     DEATH        ACCOUNT     SURRENDER     DEATH
   YEAR         PER YEAR          VALUE        VALUE      BENEFIT        VALUE        VALUE      BENEFIT
  -------   ----------------   -----------   ---------   ----------   -----------   ---------   ----------
      1            10,500           9,448       8,709       28,491         9,448       8,709       28,491
      2            11,025           9,246       8,522       28,491         9,246       8,522       28,491
      3            11,576           9,033       8,326       28,491         9,020       8,313       28,491
      4            12,155           8,825       8,265       28,491         8,764       8,208       28,491
      5            12,763           8,620       8,073       28,491         8,472       7,934       28,491

      6            13,401           8,420       8,053       28,491         8,135       7,780       28,491
      7            14,071           8,223       7,864       28,491         7,742       7,402       28,491
      8            14,775           8,031       7,840       28,491         7,276       7,101       28,491
      9            15,513           7,842       7,655       28,491         6,719       6,555       28,491
     10            16,289           7,657       7,627       28,491         6,047       6,017       28,491

     11            17,103           7,487       7,457       28,491         5,241       5,211       28,491
     12            17,959           7,320       7,290       28,491         4,261       4,231       28,491
     13            18,856           7,157       7,127       28,491         3,068       3,038       28,491
     14            19,799           6,996       6,966       28,491         1,617       1,587       28,491
     15            20,789           6,838       6,808       28,491            --          --           --

     16            21,829           6,683       6,653       28,491            --          --           --
     17            22,920           6,531       6,501       28,491            --          --           --
     18            24,066           6,381       6,351       28,491            --          --           --
     19            25,270           6,235       6,205       28,491            --          --           --
     20            26,533           6,091       6,061       28,491            --          --           --

     25            33,864           5,410       5,380       28,491            --          --           --
     35            55,160           4,224       4,194       28,491            --          --           --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

62
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

                                                             MONEY
                             BOND FUND      STOCK FUND    MARKET FUND   ADVISERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------   -----------   --------------
ASSETS:
Investments:
  Hartford Bond HLS Fund,
   Inc.
    Shares      4,153,371
    Cost      $ 4,248,294
    Market Value.........    $4,535,216        --             --             --
  Hartford Stock HLS
   Fund, Inc.
    Shares      7,173,600
    Cost      $30,349,379
    Market Value.........       --         $43,114,508        --             --
  Hartford Money Market
   HLS Fund, Inc.
    Shares      9,426,462
    Cost      $ 9,426,462
    Market Value.........       --             --         $9,426,462         --
  Hartford Advisers HLS
   Fund, Inc.
    Shares     18,498,618
    Cost      $40,722,897
    Market Value.........       --             --             --         $52,148,548
  Hartford Capital
   Appreciation HLS Fund,
   Inc.
    Shares     10,869,028
    Cost      $41,748,285
    Market Value.........       --             --             --             --
  Hartford Mortgage
   Securities HLS Fund,
   Inc.
    Shares      1,489,139
    Cost      $ 1,592,256
    Market Value.........       --             --             --             --
  Hartford Index HLS
   Fund, Inc.
    Shares      4,213,451
    Cost      $10,161,888
    Market Value.........       --             --             --             --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    Shares     10,805,538
    Cost      $14,579,294
    Market Value.........       --             --             --             --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    Shares     14,275,486
    Cost      $23,152,432
    Market Value.........       --             --             --             --
  Hartford International
   Advisers HLS Fund,
   Inc.
    Shares      2,595,263
    Cost      $ 2,979,730
    Market Value.........       --             --             --             --
  Hartford Small Company
   HLS Fund, Inc.
    Shares      1,114,531
    Cost      $ 1,359,892
    Market Value.........       --             --             --             --
  Hartford MidCap HLS
   Fund, Inc.
    Shares        217,438
    Cost       $  255,435
    Market Value.........       --             --             --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............            17        --            356,382         --
  Receivable from fund
   shares sold...........       --              25,843        --              18,833
                           -------------   ------------   -----------   --------------
  Total Assets...........     4,535,233     43,140,351     9,782,844      52,167,381
                           -------------   ------------   -----------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              25,663        --              18,601
  Payable for fund shares
   purchased.............       --             --            356,225         --
                           -------------   ------------   -----------   --------------
  Total Liabilities......       --              25,663       356,225          18,601
                           -------------   ------------   -----------   --------------
  Net Assets (variable
   life contract
   liabilities)..........    $4,535,233    $43,114,688    $9,426,619     $52,148,780
                           -------------   ------------   -----------   --------------
                           -------------   ------------   -----------   --------------
Units Owned by
   Participants..........     3,186,602     16,385,312     7,851,668      24,403,449
Unit Values..............    $ 1.423219    $  2.631301    $ 1.200588     $  2.136943

   The accompanying notes are an integral part of these financial statements.

                                                                              63
--------------------------------------------------------------------------------

                                CAPITAL            MORTGAGE                         INTERNATIONAL      DIVIDEND AND    INTERNATIONAL
                           APPRECIATION FUND    SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND     GROWTH FUND    ADVISERS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
ASSETS:
Investments:
  Hartford Bond HLS Fund,
   Inc.
    Shares      4,153,371
    Cost      $ 4,248,294
    Market Value.........        --                  --               --               --                   --             --
  Hartford Stock HLS
   Fund, Inc.
    Shares      7,173,600
    Cost      $30,349,379
    Market Value.........        --                  --               --               --                   --             --
  Hartford Money Market
   HLS Fund, Inc.
    Shares      9,426,462
    Cost      $ 9,426,462
    Market Value.........        --                  --               --               --                   --             --
  Hartford Advisers HLS
   Fund, Inc.
    Shares     18,498,618
    Cost      $40,722,897
    Market Value.........        --                  --               --               --                   --             --
  Hartford Capital
   Appreciation HLS Fund,
   Inc.
    Shares     10,869,028
    Cost      $41,748,285
    Market Value.........     $50,347,697            --               --               --                   --             --
  Hartford Mortgage
   Securities HLS Fund,
   Inc.
    Shares      1,489,139
    Cost      $ 1,592,256
    Market Value.........        --               $1,656,843          --               --                   --             --
  Hartford Index HLS
   Fund, Inc.
    Shares      4,213,451
    Cost      $10,161,888
    Market Value.........        --                  --           $13,904,526          --                   --             --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    Shares     10,805,538
    Cost      $14,579,294
    Market Value.........        --                  --               --             $15,293,446            --             --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    Shares     14,275,486
    Cost      $23,152,432
    Market Value.........        --                  --               --               --               $29,817,521        --
  Hartford International
   Advisers HLS Fund,
   Inc.
    Shares      2,595,263
    Cost      $ 2,979,730
    Market Value.........        --                  --               --               --                   --          $2,978,946
  Hartford Small Company
   HLS Fund, Inc.
    Shares      1,114,531
    Cost      $ 1,359,892
    Market Value.........        --                  --               --               --                   --             --
  Hartford MidCap HLS
   Fund, Inc.
    Shares        217,438
    Cost       $  255,435
    Market Value.........        --                  --               --               --                   --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                        6              100          --                   --             --
  Receivable from fund
   shares sold...........         118,569            --               --                     620            103,182          1,814
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Total Assets...........      50,466,266          1,656,849       13,904,626         15,294,066         29,920,703      2,980,760
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         119,282            --               --                     634            103,027          1,841
  Payable for fund shares
   purchased.............        --                  --               --               --                   --             --
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Total Liabilities......         119,282            --               --                     634            103,027          1,841
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........     $50,346,984         $1,656,849      $13,904,626        $15,293,432        $29,817,676     $2,978,919
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
Units Owned by
  Participants...........      23,491,062          1,204,155        5,375,619          9,962,110         12,226,844      1,934,871
Unit Values..............     $  2.143240         $ 1.375943      $  2.586609        $  1.535160        $  2.438706     $ 1.539596

                           SMALL COMPANY      MIDCAP
                               FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------
ASSETS:
Investments:
  Hartford Bond HLS Fund,
   Inc.
    Shares      4,153,371
    Cost      $ 4,248,294
    Market Value.........      --              --
  Hartford Stock HLS
   Fund, Inc.
    Shares      7,173,600
    Cost      $30,349,379
    Market Value.........      --              --
  Hartford Money Market
   HLS Fund, Inc.
    Shares      9,426,462
    Cost      $ 9,426,462
    Market Value.........      --              --
  Hartford Advisers HLS
   Fund, Inc.
    Shares     18,498,618
    Cost      $40,722,897
    Market Value.........      --              --
  Hartford Capital
   Appreciation HLS Fund,
   Inc.
    Shares     10,869,028
    Cost      $41,748,285
    Market Value.........      --              --
  Hartford Mortgage
   Securities HLS Fund,
   Inc.
    Shares      1,489,139
    Cost      $ 1,592,256
    Market Value.........      --              --
  Hartford Index HLS
   Fund, Inc.
    Shares      4,213,451
    Cost      $10,161,888
    Market Value.........      --              --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    Shares     10,805,538
    Cost      $14,579,294
    Market Value.........      --              --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    Shares     14,275,486
    Cost      $23,152,432
    Market Value.........      --              --
  Hartford International
   Advisers HLS Fund,
   Inc.
    Shares      2,595,263
    Cost      $ 2,979,730
    Market Value.........      --              --
  Hartford Small Company
   HLS Fund, Inc.
    Shares      1,114,531
    Cost      $ 1,359,892
    Market Value.........   $1,436,386         --
  Hartford MidCap HLS
   Fund, Inc.
    Shares        217,438
    Cost       $  255,435
    Market Value.........      --           $  290,867
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --
  Receivable from fund
   shares sold...........      --               19,113
                           -------------   ------------
  Total Assets...........    1,436,386         309,980
                           -------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           22          19,114
  Payable for fund shares
   purchased.............      --              --
                           -------------   ------------
  Total Liabilities......           22          19,114
                           -------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........   $1,436,364      $  290,866
                           -------------   ------------
                           -------------   ------------
Units Owned by
  Participants...........    1,133,350         237,869
Unit Values..............   $ 1.267361      $ 1.222803

64
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                         MONEY       ADVISERS
                           BOND FUND    STOCK FUND    MARKET FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ----------   -----------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............   $  9,181    $    11,012     $271,270    $   23,670
                           ----------   -----------   -----------   -----------
CAPITAL GAINS INCOME.....     --          1,195,486       --         1,465,098
                           ----------   -----------   -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (22)           (74)      --             2,264
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    158,454      5,983,530       --         5,079,275
                           ----------   -----------   -----------   -----------
    Net gain (loss) on
     investments.........    158,432      5,983,456       --         5,081,539
                           ----------   -----------   -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $167,613    $ 7,189,954     $271,270    $6,570,307
                           ----------   -----------   -----------   -----------
                           ----------   -----------   -----------   -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              65
--------------------------------------------------------------------------------

                                                  MORTGAGE
                                CAPITAL          SECURITIES                     INTERNATIONAL      DIVIDEND AND   INTERNATIONAL
                           APPRECIATION FUND        FUND        INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND    ADVISERS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------   --------------   -----------   ------------------   ------------   -------------
INVESTMENT INCOME:
  Dividends..............     $    8,629          $11,386       $     9,208       $    7,410        $   46,599      $285,452
                           -----------------      -------       -----------   ------------------   ------------   -------------
CAPITAL GAINS INCOME.....      2,761,262           --               272,547          823,226           871,742        67,948
                           -----------------      -------       -----------   ------------------   ------------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         13,868            1,259              (428)           2,006               779           561
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,196,660           42,751         1,658,489        1,206,844         1,746,489       (36,987)
                           -----------------      -------       -----------   ------------------   ------------   -------------
    Net gain (loss) on
     investments.........      2,210,528           44,010         1,658,061        1,208,850         1,747,268       (36,426)
                           -----------------      -------       -----------   ------------------   ------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,980,419          $55,396       $ 1,939,816       $2,039,486        $2,665,609      $316,974
                           -----------------      -------       -----------   ------------------   ------------   -------------
                           -----------------      -------       -----------   ------------------   ------------   -------------

                              SMALL
                             COMPANY        MIDCAP
                               FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   -----------
INVESTMENT INCOME:
  Dividends..............    $ --           $     4
                           ------------   -----------
CAPITAL GAINS INCOME.....      17,778        --
                           ------------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (923)          449
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      83,515        32,452
                           ------------   -----------
    Net gain (loss) on
     investments.........      82,592        32,901
                           ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $100,370       $32,905
                           ------------   -----------
                           ------------   -----------

66
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                              MONEY
                             BOND FUND      STOCK FUND     MARKET FUND    ADVISERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   ------------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $    9,181    $     11,012   $     271,270    $    23,670
  Capital gains income...       --            1,195,486        --            1,465,098
  Net realized gain
   (loss) on security
   transactions..........           (22)            (74)       --                2,264
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       158,454       5,983,530        --            5,079,275
                           -------------   ------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       167,613       7,189,954         271,270      6,570,307
                           -------------   ------------   -------------   --------------
UNIT TRANSACTIONS:
  Purchases..............           606         --           26,562,944        --
  Net transfers..........     1,164,470       4,565,965     (25,670,664)     5,910,800
  Surrenders.............       (30,821)       (643,278)     (1,660,074)      (727,375)
  Net loan activity......        (5,277)        (69,727)     (1,037,357)      (230,561)
  Cost of insurance......       (13,463)       (113,181)        (47,344)      (148,021)
                           -------------   ------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,115,515       3,739,779      (1,852,495)     4,804,843
                           -------------   ------------   -------------   --------------
  Total increase
   (decrease) in net
   assets................     1,283,128      10,929,733      (1,581,225)    11,375,150
NET ASSETS:
  Beginning of period....     3,252,105      32,184,955      11,007,844     40,773,630
                           -------------   ------------   -------------   --------------
  End of period..........    $4,535,233    $ 43,114,688   $   9,426,619    $52,148,780
                           -------------   ------------   -------------   --------------
                           -------------   ------------   -------------   --------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                              MONEY
                             BOND FUND      STOCK FUND     MARKET FUND    ADVISERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   ------------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $  156,755    $    274,037   $     632,382    $   789,490
  Capital gains income...       --              904,272        --            1,045,984
  Net realized gain
   (loss) on security
   transactions..........           894          12,939        --                3,344
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       118,897       4,902,064        --            4,613,047
                           -------------   ------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       276,546       6,093,312         632,382      6,451,865
                           -------------   ------------   -------------   --------------
UNIT TRANSACTIONS:
  Purchases..............            16          50,244      63,908,110        243,545
  Net transfers..........     1,318,984      12,296,285     (62,169,665)    13,868,301
  Surrenders.............       (43,171)     (1,275,425)       (393,227)    (1,057,654)
  Net loan activity......       (15,758)        (97,878)     (2,491,658)       (64,323)
  Cost of insurance......       (16,113)       (151,064)       (109,762)      (204,969)
                           -------------   ------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,243,958      10,822,162      (1,256,202)    12,784,900
                           -------------   ------------   -------------   --------------
  Total increase
   (decrease) in net
   assets................     1,520,504      16,915,474        (623,820)    19,236,765
NET ASSETS:
  Beginning of period....     1,731,601      15,269,481      11,631,664     21,536,865
                           -------------   ------------   -------------   --------------
  End of period..........    $3,252,105    $ 32,184,955   $  11,007,844    $40,773,630
                           -------------   ------------   -------------   --------------
                           -------------   ------------   -------------   --------------

* From inception, July 15, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

                                                                              67
--------------------------------------------------------------------------------

                                CAPITAL            MORTGAGE                         INTERNATIONAL      DIVIDEND AND    INTERNATIONAL
                           APPRECIATION FUND    SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND     GROWTH FUND    ADVISERS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $     8,629         $   11,386      $      9,208       $     7,410        $    46,599     $  285,452
  Capital gains income...       2,761,262            --                272,547           823,226            871,742         67,948
  Net realized gain
   (loss) on security
   transactions..........          13,868              1,259              (428)            2,006                779            561
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,196,660             42,751         1,658,489         1,206,844          1,746,489        (36,987)
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,980,419             55,396         1,939,816         2,039,486          2,665,609        316,974
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............        --                  --                --              --                   --             --
  Net transfers..........       5,306,193            (11,640)        1,707,050         1,619,052          4,490,229        273,579
  Surrenders.............        (686,733)           (15,288)         (357,311)         (287,163)          (380,599)       (40,275)
  Net loan activity......        (276,591)            (7,343)          (22,141)          (44,688)          (248,930)       (25,655)
  Cost of insurance......        (141,747)            (5,538)          (39,522)          (43,149)           (84,757)        (9,185)
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,201,122            (39,809)        1,288,076         1,244,052          3,775,943        198,464
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Total increase
   (decrease) in net
   assets................       9,181,541             15,587         3,227,892         3,283,538          6,441,552        515,438
NET ASSETS:
  Beginning of period....      41,165,443          1,641,262        10,676,734        12,009,894         23,376,124      2,463,481
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  End of period..........     $50,346,984         $1,656,849      $ 13,904,626       $15,293,432        $29,817,676     $2,978,919
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
                           ------------------   ---------------   ------------   -------------------   -------------   -------------

                                CAPITAL            MORTGAGE                         INTERNATIONAL      DIVIDEND AND    INTERNATIONAL
                           APPRECIATION FUND    SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND     GROWTH FUND    ADVISERS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   190,756         $   79,693      $    116,095       $   108,028        $   324,234     $   72,657
  Capital gains income...       1,971,454            --                474,812           587,257            328,863          4,846
  Net realized gain
   (loss) on security
   transactions..........           4,174                141            (3,017)           (1,502)            (3,678)           691
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,126,792             18,347         1,522,964          (918,735)         3,808,104          9,052
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       6,293,176             98,181         2,110,854          (224,952)         4,457,523         87,246
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............         103,255            --                     27            40,040                156            136
  Net transfers..........      12,570,924            882,849         3,834,337         6,039,925          9,250,118      1,063,784
  Surrenders.............      (1,417,215)           (17,802)         (430,212)         (433,918)          (388,933)       (57,314)
  Net loan activity......         (35,024)             4,385           (42,196)          (14,211)          (126,702)       (23,857)
  Cost of insurance......        (204,886)            (7,440)          (51,934)          (63,263)          (107,665)       (13,409)
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      11,017,054            861,992         3,310,022         5,568,573          8,626,974        969,340
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  Total increase
   (decrease) in net
   assets................      17,310,230            960,173         5,420,876         5,343,621         13,084,497      1,056,586
NET ASSETS:
  Beginning of period....      23,855,213            681,089         5,255,858         6,666,273         10,291,627      1,406,895
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
  End of period..........     $41,165,443         $1,641,262      $ 10,676,734       $12,009,894        $23,376,124     $2,463,481
                           ------------------   ---------------   ------------   -------------------   -------------   -------------
                           ------------------   ---------------   ------------   -------------------   -------------   -------------

                           SMALL COMPANY      MIDCAP
                               FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  --            $      4
  Capital gains income...       17,778         --
  Net realized gain
   (loss) on security
   transactions..........         (923)           449
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       83,515         32,452
                           -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      100,370         32,905
                           -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --              --
  Net transfers..........      476,445        168,495
  Surrenders.............      (91,302)        (1,395)
  Net loan activity......      (34,180)        --
  Cost of insurance......       (4,262)          (836)
                           -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      346,701        166,264
                           -------------   ------------
  Total increase
   (decrease) in net
   assets................      447,071        199,169
NET ASSETS:
  Beginning of period....      989,293         91,697
                           -------------   ------------
  End of period..........   $1,436,364       $290,866
                           -------------   ------------
                           -------------   ------------
                           SMALL COMPANY      MIDCAP
                               FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT*
                           -------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $      449       $     82
  Capital gains income...       44,954         --
  Net realized gain
   (loss) on security
   transactions..........         (415)            (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (7,085)         2,981
                           -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       37,903          3,061
                           -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --               1,000
  Net transfers..........      956,329         87,826
  Surrenders.............      (12,652)          (110)
  Net loan activity......       (1,427)        --
  Cost of insurance......       (2,262)           (80)
                           -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      939,988         88,636
                           -------------   ------------
  Total increase
   (decrease) in net
   assets................      977,891         91,697
NET ASSETS:
  Beginning of period....       11,402         --
                           -------------   ------------
  End of period..........   $  989,293       $ 91,697
                           -------------   ------------
                           -------------   ------------

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                                                                              69
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company
Separate Account Five and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, International Advisers Fund Sub-Account, Small Company Fund Sub-Account and MidCap Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account
Five) (the Accounts) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended (except for the MidCap Fund Sub-Account which reflects the period from inception, July 15, 1997, to December 31, 1997 and the Small Company Fund Sub-Account which reflects the year ended December 31, 1997 and the period from inception, August 9, 1996, to December 31,
1996). These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, International Advisers Fund Sub-Account, Small Company Fund Sub-Account and MidCap Fund Sub-Account (constituting ITT Hartford Life and Annuity Insurance Company Separate Account
Five) as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended (except for the MidCap Fund Sub-Account which reflects the period from inception, July 15, 1997, to December 31, 1997 and the Small Company Fund Sub-Account which reflects the year ended December 31, 1997 and the period from inception, August 9, 1996, to December 31, 1996) in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

70
--------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                         MONEY
                            BOND FUND    STOCK FUND   MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------  -----------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      3,097,966
    Cost      $ 3,123,634
    Market Value.........  $3,252,102        --           --            --
  Hartford Stock Fund,
   Inc.
    Shares      6,282,012
    Cost      $25,403,204
    Market Value.........      --        $32,184,802      --            --
  HVA Money Market Fund,
   Inc.
    Shares     11,007,872
    Cost      $11,007,872
    Market Value.........      --            --       $11,007,872       --
  Hartford Advisers Fund,
   Inc.
    Shares     16,136,729
    Cost      $34,427,039
    Market Value.........      --            --           --        $40,773,414
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      9,335,313
    Cost      $34,763,335
    Market Value.........      --            --           --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,514,384
    Cost      $ 1,619,425
    Market Value.........      --            --           --            --
  Hartford Index Fund,
   Inc.
    Shares      3,710,121
    Cost      $ 8,592,499
    Market Value.........      --            --           --            --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares      9,277,915
    Cost      $12,502,555
    Market Value.........      --            --           --            --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares     11,973,364
    Cost      $18,457,333
    Market Value.........      --            --           --            --
  Hartford International
   Advisers Fund, Inc.
    Shares      2,096,953
    Cost      $ 2,427,278
    Market Value.........      --            --           --            --
  Hartford Small Company,
   Inc.
    Shares        822,909
    Cost       $  996,331
    Market Value.........      --            --           --            --
  Hartford MidCap Fund,
   Inc.
    Shares         80,641
    Cost       $   88,716
    Market Value.........      --            --           --            --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      23,003           152       --             23,216
  Receivable from fund
   shares sold...........      --                 1       45,952        --
                           -----------   -----------  -----------  -------------
  Total Assets...........   3,275,105    32,184,955   11,053,824     40,796,630
                           -----------   -----------  -----------  -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....      --            --           45,980        --
  Payable for fund shares
   purchased.............      23,000        --           --             23,000
                           -----------   -----------  -----------  -------------
  Total Liabilities......      23,000        --           45,980         23,000
                           -----------   -----------  -----------  -------------
  Net Assets (variable
   life contract
   liabilities)..........  $3,252,105    $32,184,955  $11,007,844   $40,773,630
                           -----------   -----------  -----------  -------------
                           -----------   -----------  -----------  -------------

  Units Owned by
   Participants..........   2,382,821    14,843,994    9,409,604     22,025,977
  Unit Values............  $ 1.364813    $ 2.168214   $ 1.169852    $  1.851161

   The accompanying notes are an integral part of these financial statements.

                                                                              71
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                      INTERNATIONAL      DIVIDEND AND   INTERNATIONAL
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND    ADVISERS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------   ---------------   -----------  ------------------   ------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      3,097,966
    Cost      $ 3,123,634
    Market Value.........        --                 --               --             --                 --             --
  Hartford Stock Fund,
   Inc.
    Shares      6,282,012
    Cost      $25,403,204
    Market Value.........        --                 --               --             --                 --             --
  HVA Money Market Fund,
   Inc.
    Shares     11,007,872
    Cost      $11,007,872
    Market Value.........        --                 --               --             --                 --             --
  Hartford Advisers Fund,
   Inc.
    Shares     16,136,729
    Cost      $34,427,039
    Market Value.........        --                 --               --             --                 --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      9,335,313
    Cost      $34,763,335
    Market Value.........     $41,166,087           --               --             --                 --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,514,384
    Cost      $ 1,619,425
    Market Value.........        --              $1,641,260          --             --                 --             --
  Hartford Index Fund,
   Inc.
    Shares      3,710,121
    Cost      $ 8,592,499
    Market Value.........        --                 --           $10,676,648        --                 --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares      9,277,915
    Cost      $12,502,555
    Market Value.........        --                 --               --          $12,009,862           --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares     11,973,364
    Cost      $18,457,333
    Market Value.........        --                 --               --             --             $23,375,933        --
  Hartford International
   Advisers Fund, Inc.
    Shares      2,096,953
    Cost      $ 2,427,278
    Market Value.........        --                 --               --             --                 --          $2,463,481
  Hartford Small Company,
   Inc.
    Shares        822,909
    Cost       $  996,331
    Market Value.........        --                 --               --             --                 --             --
  Hartford MidCap Fund,
   Inc.
    Shares         80,641
    Cost       $   88,716
    Market Value.........        --                 --               --             --                 --             --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....        --                       2              86           10,032           --             --
  Receivable from fund
   shares sold...........               4           --               --             --                  10,000        --
                           -----------------   ---------------   -----------  ------------------   ------------   -------------
  Total Assets...........      41,166,091         1,641,262      10,676,734       12,019,894        23,385,933      2,463,481
                           -----------------   ---------------   -----------  ------------------   ------------   -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....             648           --               --             --                   9,809        --
  Payable for fund shares
   purchased.............        --                 --               --               10,000           --             --
                           -----------------   ---------------   -----------  ------------------   ------------   -------------
  Total Liabilities......             648           --               --               10,000             9,809        --
                           -----------------   ---------------   -----------  ------------------   ------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........     $41,165,443        $1,641,262      $10,676,734     $12,009,894       $23,376,124     $2,463,481
                           -----------------   ---------------   -----------  ------------------   ------------   -------------
                           -----------------   ---------------   -----------  ------------------   ------------   -------------

  Units Owned by
   Participants..........      21,477,473         1,232,805       4,848,574        9,132,125        10,632,862      1,802,863
  Unit Values............     $  1.916680        $ 1.331324      $ 2.202036      $  1.315126       $  2.198479     $ 1.366427

                              SMALL         MIDCAP
                           COMPANY FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   -----------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      3,097,966
    Cost      $ 3,123,634
    Market Value.........      --             --
  Hartford Stock Fund,
   Inc.
    Shares      6,282,012
    Cost      $25,403,204
    Market Value.........      --             --
  HVA Money Market Fund,
   Inc.
    Shares     11,007,872
    Cost      $11,007,872
    Market Value.........      --             --
  Hartford Advisers Fund,
   Inc.
    Shares     16,136,729
    Cost      $34,427,039
    Market Value.........      --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      9,335,313
    Cost      $34,763,335
    Market Value.........      --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,514,384
    Cost      $ 1,619,425
    Market Value.........      --             --
  Hartford Index Fund,
   Inc.
    Shares      3,710,121
    Cost      $ 8,592,499
    Market Value.........      --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares      9,277,915
    Cost      $12,502,555
    Market Value.........      --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares     11,973,364
    Cost      $18,457,333
    Market Value.........      --             --
  Hartford International
   Advisers Fund, Inc.
    Shares      2,096,953
    Cost      $ 2,427,278
    Market Value.........      --             --
  Hartford Small Company,
   Inc.
    Shares        822,909
    Cost       $  996,331
    Market Value.........   $ 989,310         --
  Hartford MidCap Fund,
   Inc.
    Shares         80,641
    Cost       $   88,716
    Market Value.........      --          $  91,697
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....      --             --
  Receivable from fund
   shares sold...........      --             --
                           ------------   -----------
  Total Assets...........     989,310         91,697
                           ------------   -----------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....          17         --
  Payable for fund shares
   purchased.............      --             --
                           ------------   -----------
  Total Liabilities......          17         --
                           ------------   -----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 989,293      $  91,697
                           ------------   -----------
                           ------------   -----------
  Units Owned by
   Participants..........     849,968         88,219
  Unit Values............   $1.163918      $1.039425

72
--------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............   $156,755     $   274,037    $632,382      $  789,490
EXPENSES:
  Mortality and expense
   undertakings..........     --             --           --             --
                           -----------   -----------   -----------   -------------
    Net investment
     income..............    156,755         274,037     632,382         789,490
                           -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.....     --             904,272      --           1,045,984
                           -----------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        894          12,939      --               3,344
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    118,897       4,902,064      --           4,613,047
                           -----------   -----------   -----------   -------------
    Net gain (loss) on
     investments.........    119,791       4,915,003      --           4,616,391
                           -----------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $276,546     $ 6,093,312    $632,382      $6,451,865
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------

* From inception, July 15, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

                                                                              73
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND   INTERNATIONAL
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND    ADVISERS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------   -------------
INVESTMENT INCOME:
  Dividends..............     $  190,756           $79,693       $   116,095       $ 108,028         $  324,234       $72,657
EXPENSES:
  Mortality and expense
   undertakings..........       --                 --                --             --                  --             --
                           -----------------       -------       -----------      ----------        ------------   -------------
    Net investment
     income..............        190,756            79,693           116,095         108,028            324,234        72,657
                           -----------------       -------       -----------      ----------        ------------   -------------
CAPITAL GAINS INCOME.....      1,971,454           --                474,812         587,257            328,863         4,846
                           -----------------       -------       -----------      ----------        ------------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          4,174               141            (3,017)         (1,502)            (3,678)          691
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,126,792            18,347         1,522,964        (918,735)         3,808,104         9,052
                           -----------------       -------       -----------      ----------        ------------   -------------
    Net gain (loss) on
     investments.........      4,130,966            18,488         1,519,947        (920,237)         3,804,426         9,743
                           -----------------       -------       -----------      ----------        ------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $6,293,176           $98,181       $ 2,110,854       $(224,952)        $4,457,523       $87,246
                           -----------------       -------       -----------      ----------        ------------   -------------
                           -----------------       -------       -----------      ----------        ------------   -------------

                              SMALL          MIDCAP
                           COMPANY FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT*
                           ------------   ------------
INVESTMENT INCOME:
  Dividends..............    $   449         $   82
EXPENSES:
  Mortality and expense
   undertakings..........     --             --
                           ------------      ------
    Net investment
     income..............        449             82
                           ------------      ------
CAPITAL GAINS INCOME.....     44,954         --
                           ------------      ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (415)            (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (7,085)         2,981
                           ------------      ------
    Net gain (loss) on
     investments.........     (7,500)         2,979
                           ------------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $37,903         $3,061
                           ------------      ------
                           ------------      ------

74
--------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   -------------   -------------
OPERATIONS:
  Net investment
   income................  $  156,755    $   274,037    $    632,382     $   789,490
  Capital gains income...      --            904,272         --            1,045,984
  Net realized gain
   (loss) on security
   transactions..........         894         12,939         --                3,344
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     118,897      4,902,064         --            4,613,047
                           -----------   ------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     276,546      6,093,312         632,382       6,451,865
                           -----------   ------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............          16         50,244      63,908,110         243,545
  Net transfers..........   1,318,984     12,296,285     (62,169,665)     13,868,301
  Surrenders.............     (43,171)    (1,275,425)       (393,227)     (1,057,654)
  Net loan activity......     (15,758)       (97,878)     (2,491,658)        (64,323)
  Cost of insurance......     (16,113)      (151,064)       (109,762)       (204,969)
                           -----------   ------------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,243,958     10,822,162      (1,256,202)     12,784,900
                           -----------   ------------   -------------   -------------
  Total increase
   (decrease) in net
   assets................   1,520,504     16,915,474        (623,820)     19,236,765
NET ASSETS:
  Beginning of period....   1,731,601     15,269,481      11,631,664      21,536,865
                           -----------   ------------   -------------   -------------
  End of period..........  $3,252,105    $32,184,955    $ 11,007,844     $40,773,630
                           -----------   ------------   -------------   -------------
                           -----------   ------------   -------------   -------------
* From inception, July 15, 1997 to December 31, 1997.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   -------------   -------------
OPERATIONS:
  Net investment
   income................  $   61,277    $   140,710    $    404,912     $   357,873
  Capital gains income...      --            185,013         --              116,357
  Net realized (loss)
   gain on security
   transactions..........        (451)           524         --                  415
  Net unrealized
   appreciation of
   investments during the
   period................       2,527      1,657,996         --            1,542,513
                           -----------   ------------   -------------   -------------
  Net increase in net
   assets resulting from
   operations............      63,353      1,984,243         404,912       2,017,158
                           -----------   ------------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............      --                 29      68,474,293          17,409
  Net transfers..........   1,407,699      9,799,913     (59,831,330)     15,943,206
  Surrenders.............     (40,106)      (233,750)       (203,050)       (281,648)
  Net loan activity......      --            (71,384)     (1,787,588)        (82,526)
  Cost of insurance......      (5,636)       (53,381)        (82,442)        (79,595)
                           -----------   ------------   -------------   -------------
  Net increase in net
   assets resulting from
   unit transactions.....   1,361,957      9,441,427       6,569,883      15,516,846
                           -----------   ------------   -------------   -------------
  Total increase in net
   assets................   1,425,310     11,425,670       6,974,795      17,534,004
NET ASSETS:
  Beginning of period....     306,291      3,843,811       4,656,869       4,002,861
                           -----------   ------------   -------------   -------------
  End of period..........  $1,731,601    $15,269,481    $ 11,631,664     $21,536,865
                           -----------   ------------   -------------   -------------
                           -----------   ------------   -------------   -------------
** From inception, August 9, 1996 to December 31, 1996.

   The accompanying notes are an integral part of these financial statements.

                                                                              75
--------------------------------------------------------------------------------

                                CAPITAL            MORTGAGE                            INTERNATIONAL         DIVIDEND AND
                           APPRECIATION FUND    SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND      GROWTH FUND
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                           -----------------   -----------------   ---------------   ------------------   ------------------
OPERATIONS:
  Net investment
   income................     $   190,756         $   79,693         $   116,095        $   108,028          $   324,234
  Capital gains income...       1,971,454           --                   474,812            587,257              328,863
  Net realized gain
   (loss) on security
   transactions..........           4,174                141              (3,017)            (1,502)              (3,678)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,126,792             18,347           1,522,964           (918,735)           3,808,104
                           -----------------   -----------------   ---------------   ------------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       6,293,176             98,181           2,110,854           (224,952)           4,457,523
                           -----------------   -----------------   ---------------   ------------------   ------------------
UNIT TRANSACTIONS:
  Purchases..............         103,255           --                        27             40,040                  156
  Net transfers..........      12,570,924            882,849           3,834,337          6,039,925            9,250,118
  Surrenders.............      (1,417,215)           (17,802)           (430,212)          (433,918)            (388,933)
  Net loan activity......         (35,024)             4,385             (42,196)           (14,211)            (126,702)
  Cost of insurance......        (204,886)            (7,440)            (51,934)           (63,263)            (107,665)
                           -----------------   -----------------   ---------------   ------------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      11,017,054            861,992           3,310,022          5,568,573            8,626,974
                           -----------------   -----------------   ---------------   ------------------   ------------------
  Total increase
   (decrease) in net
   assets................      17,310,230            960,173           5,420,876          5,343,621           13,084,497
NET ASSETS:
  Beginning of period....      23,855,213            681,089           5,255,858          6,666,273           10,291,627
                           -----------------   -----------------   ---------------   ------------------   ------------------
  End of period..........     $41,165,443         $1,641,262         $10,676,734        $12,009,894          $23,376,124
                           -----------------   -----------------   ---------------   ------------------   ------------------
                           -----------------   -----------------   ---------------   ------------------   ------------------
* From inception, July 15, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                CAPITAL            MORTGAGE                            INTERNATIONAL         DIVIDEND AND
                           APPRECIATION FUND    SECURITIES FUND      INDEX FUND      OPPORTUNITIES FUND      GROWTH FUND
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                           -----------------   -----------------   ---------------   ------------------   ------------------
OPERATIONS:
  Net investment
   income................     $   100,190         $   24,643         $    56,990        $    75,641          $   128,284
  Capital gains income...         542,857           --                    18,617             46,012               41,509
  Net realized (loss)
   gain on security
   transactions..........          (2,788)              (687)              3,838                (26)                (280)
  Net unrealized
   appreciation of
   investments during the
   period................       2,060,719                577             523,283            366,466              967,296
                           -----------------   -----------------   ---------------   ------------------   ------------------
  Net increase in net
   assets resulting from
   operations............       2,700,978             24,533             602,728            488,093            1,136,809
                           -----------------   -----------------   ---------------   ------------------   ------------------
UNIT TRANSACTIONS:
  Purchases..............              29           --                  --                 --                   --
  Net transfers..........      14,180,908            513,118           4,159,498          5,005,094            7,624,232
  Surrenders.............        (360,928)           (14,119)            (66,581)          (107,782)            (155,061)
  Net loan activity......         (88,831)                (1)            (65,105)           (24,312)             (39,663)
  Cost of insurance......         (88,601)            (2,230)            (18,114)           (23,891)             (32,690)
                           -----------------   -----------------   ---------------   ------------------   ------------------
  Net increase in net
   assets resulting from
   unit transactions.....      13,642,577            496,768           4,009,698          4,849,109            7,396,818
                           -----------------   -----------------   ---------------   ------------------   ------------------
  Total increase in net
   assets................      16,343,555            521,301           4,612,426          5,337,202            8,533,627
NET ASSETS:
  Beginning of period....       7,511,658            159,788             643,432          1,329,071            1,758,000
                           -----------------   -----------------   ---------------   ------------------   ------------------
  End of period..........     $23,855,213         $  681,089         $ 5,255,858        $ 6,666,273          $10,291,627
                           -----------------   -----------------   ---------------   ------------------   ------------------
                           -----------------   -----------------   ---------------   ------------------   ------------------
** From inception, August 9, 1996 to December 31, 1996.

                           INTERNATIONAL      SMALL         MIDCAP
                           ADVISERS FUND   COMPANY FUND      FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*
                           -------------   ------------   -----------
OPERATIONS:
  Net investment
   income................   $   72,657       $    449       $    82
  Capital gains income...        4,846         44,954        --
  Net realized gain
   (loss) on security
   transactions..........          691           (415)           (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        9,052         (7,085)        2,981
                           -------------   ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       87,246         37,903         3,061
                           -------------   ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............          136         --             1,000
  Net transfers..........    1,063,784        956,329        87,826
  Surrenders.............      (57,314)       (12,652)         (110)
  Net loan activity......      (23,857)        (1,427)       --
  Cost of insurance......      (13,409)        (2,262)          (80)
                           -------------   ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      969,340        939,988        88,636
                           -------------   ------------   -----------
  Total increase
   (decrease) in net
   assets................    1,056,586        977,891        91,697
NET ASSETS:
  Beginning of period....    1,406,895         11,402        --
                           -------------   ------------   -----------
  End of period..........   $2,463,481       $989,293       $91,697
                           -------------   ------------   -----------
                           -------------   ------------   -----------
* From inception, July 15
STATEMENT OF CHANGES IN N
FOR THE YEAR ENDED DECEMB
                           INTERNATIONAL      SMALL
                           ADVISERS FUND   COMPANY FUND
                            SUB-ACCOUNT    SUB-ACCOUNT**
                           -------------   ------------
OPERATIONS:
  Net investment
   income................   $   33,540       $      1
  Capital gains income...       28,341         --
  Net realized (loss)
   gain on security
   transactions..........           38         --
  Net unrealized
   appreciation of
   investments during the
   period................       22,219             64
                           -------------   ------------
  Net increase in net
   assets resulting from
   operations............       84,138             65
                           -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      --               1,000
  Net transfers..........    1,187,324         10,337
  Surrenders.............      (10,618)        --
  Net loan activity......       (7,147)        --
  Cost of insurance......       (4,435)        --
                           -------------   ------------
  Net increase in net
   assets resulting from
   unit transactions.....    1,165,124         11,337
                           -------------   ------------
  Total increase in net
   assets................    1,249,262         11,402
NET ASSETS:
  Beginning of period....      157,633         --
                           -------------   ------------
  End of period..........   $1,406,895       $ 11,402
                           -------------   ------------
                           -------------   ------------
** From inception, August

76
--------------------------------------------------------------------------------

                             SEPARATE ACCOUNT FIVE
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-one sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds (the Funds). The thirteen sub-accounts which invest in Dean Witter Select Dimensions Portfolios and the sixteen sub-accounts which invest in Putnam VT are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                                                              77
--------------------------------------------------------------------------------

                  CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                         SECOND
                                                                        SIX MONTHS
                                                      QUARTER ENDED        ENDED
                                                        JUNE 30,         JUNE 30,
                                                      -------------   ---------------
                                                      1998    1997     1998     1997
                                                      -----   -----   ------   ------
                                                               (IN MILLIONS)
                                                                (UNAUDITED)
 Revenues
   Premiums and other considerations...............   $ 383   $ 323   $  946   $  633
   Net investment income...........................     344     322      696      659
   Net realized capital (losses) gains.............      (6)     --       (6)       4
                                                      -----   -----   ------   ------
     Total revenues................................     721     645    1,636    1,296
                                                      -----   -----   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................     349     310      747      652
   Amortization of deferred policy acquisition
    costs..........................................     115      91      209      172
   Dividends to policyholders......................       9      18      116       72
   Other insurance expenses........................     118     117      306      190
                                                      -----   -----   ------   ------
     Total benefits, claims and expenses...........     591     536    1,378    1,086
                                                      -----   -----   ------   ------
   Income before income tax expense................     130     109      258      210
   Income tax expense..............................      45      35       90       73
                                                      -----   -----   ------   ------
   Net income......................................   $  85   $  74   $  168   $  137
                                                      -----   -----   ------   ------
                                                      -----   -----   ------   ------

           See Notes to Condensed Consolidated Financial Statements.

78
--------------------------------------------------------------------------------

                     CONDENSED CONSOLIDATED BALANCE SHEETS
                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                       JUNE     DECEMBER
                                                        30,     31,
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
                                                         (UNAUDITED)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,083 and
    $13,885).......................................   $14,496   $14,176
   Equity securities, at fair value................        99      180
   Policy loans, at outstanding balance............     3,767    3,756
   Other investments, at cost......................       239       47
                                                      -------   -------
     Total investments.............................    18,601   18,159
   Cash............................................        62       54
   Premiums and amounts receivable.................        22       18
   Accrued investment income.......................       338      330
   Reinsurance recoverable.........................     5,925    6,114
   Deferred policy acquisition costs...............     3,573    3,315
   Deferred income tax.............................       391      348
   Other assets....................................       169      352
   Separate account assets.........................    80,673   69,055
                                                      -------   -------
     Total assets..................................   $109,754  $97,745
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 3,240   $3,059
   Other policyholder funds........................    20,950   21,034
   Other liabilities...............................     2,310    2,254
   Separate account liabilities....................    80,673   69,055
                                                      -------   -------
     Total liabilities.............................   107,173   95,402
 Stockholder's Equity
   Common stock -- authorized 1,000; issued and
    outstanding, par value $5,690..................         6        6
   Capital surplus.................................     1,045    1,045
   Accumulated other comprehensive income
    Net unrealized capital gains on securities, net
    of tax.........................................       249      179
    Total accumulated other comprehensive income...       249      179
    Retained earnings..............................     1,281    1,113
                                                      -------   -------
     Total stockholder's equity....................     2,581    2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $109,754  $97,745
                                                      -------   -------
                                                      -------   -------

           See Notes to Condensed Consolidated Financial Statements.

                                                                              79
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                      CONDENSED CONSOLIDATED STATEMENTS OF
                        CHANGES IN STOCKHOLDER'S EQUITY
                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

SIX MONTHS ENDED JUNE 30, 1998

                                                                           ACCUMULATED OTHER
                                                                             COMPREHENSIVE
                                                                                 INCOME
                                               --------------------------------------------------------------------------
                                                                            NET UNREALIZED
                                                                           CAPITAL GAINS ON                     TOTAL
                                               COMMON                     SECURITIES, NET OF    RETAINED    STOCKHOLDER'S
                                               STOCK    CAPITAL SURPLUS          TAX            EARNINGS       EQUITY
                                               ------   ---------------   ------------------   ----------   -------------
                                                                             (IN MILLIONS)
                                                                              (UNAUDITED)
Balance, December 31, 1997...................    $6         $1,045              $ 179            $1,113        $2,343
Comprehensive income
  Net income.................................    --             --                 --               168           168
  Other comprehensive income, net of tax (1):
   Change in unrealized capital gains
    on securities (2)........................    --             --                 70                --            70
  Total other comprehensive income...........                                                                      70
Total comprehensive income...................                                                                     238
                                                 --
                                                            ------              -----          ----------      ------
Balance, June 30, 1998.......................    $6         $1,045              $ 249            $1,281        $2,581
                                                 --
                                                 --
                                                            ------              -----          ----------      ------
                                                            ------              -----          ----------      ------

SIX MONTHS ENDED JUNE 30, 1997

                                                                     ACCUMULATED OTHER
                                                                       COMPREHENSIVE
                                                                           INCOME
                                           ----------------------------------------------------------------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS                      TOTAL
                                           COMMON     CAPITAL       ON SECURITIES,     RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
                                                                        (UNAUDITED)
 Balance, December 31, 1996..............    $6        $1,045            $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --            --              --              137            137
   Other comprehensive income, net of tax
    (1):
    Change in unrealized capital gains
     on securities (2)...................    --            --               3               --              3
   Total other comprehensive income......                                                                   3
 Total comprehensive income..............                                                                 140
                                             --
                                                       ------          ------         -----------      ------
 Balance, June 30, 1997..................    $6        $1,045            $ 33           $  948         $2,032
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

---------

(1) Unrealized gain on securities is reflected net of tax expense of $134 and $18 for June 30, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for (losses) gains realized in net income of $(6) and $4 for June 30, 1998 and 1997, respectively.

           See Notes to Condensed Consolidated Financial Statements.

80
--------------------------------------------------------------------------------

                CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                           SIX MONTHS ENDED
                                               JUNE 30,
                                          -------------------
                                            1998       1997
                                          --------   --------
                                             (IN MILLIONS)
                                              (UNAUDITED)
Operating Activities
  Net income............................  $    168   $    137
Adjustments to net income:
  Depreciation and amortization.........       (12)         9
  Net realized capital losses (gains)...         6         (4)
  (Increase) decrease in deferred income
   taxes................................       (83)         9
  Increase in deferred policy
   acquisition costs....................      (258)      (229)
  (Increase) decrease in premiums
   receivable and agents' balances......        (4)        92
  (Increase) decrease in accrued
   investment income....................        (8)        48
  Decrease in other assets..............       129         41
  Decrease (increase) in reinsurance
   recoverables.........................        20        (40)
  Increase in liabilities for future
   policy benefits......................       181        204
  (Decrease) increase in other
   liabilities..........................      (147)       146
                                          --------   --------
    Cash (used for) provided by
     operating activities...............        (8)       413
                                          --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (3,287)    (3,801)
  Sales of fixed maturity investments...     1,846      2,274
  Maturities and principal paydowns of
   fixed maturity investments...........       979      1,343
  Net (purchases) sales of other
   investments..........................       (86)       110
  Net sales of short-term investments...       480        138
                                          --------   --------
    Cash (used for) provided by
     investing activities...............       (68)        64
                                          --------   --------
Financing Activities
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts credited to (charged
   against) policyholder accounts.......        84       (443)
                                          --------   --------
  Cash provided by (used for) financing
   activities...........................        84       (443)
                                          --------   --------
  Increase in cash......................         8         34
  Cash -- beginning of period...........        54         43
                                          --------   --------
  Cash -- end of period.................  $     62   $     77
                                          --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash paid during the period for:
  Income taxes..........................  $    120   $    (12)
                                          --------   --------
                                          --------   --------

           See Notes to Condensed Consolidated Financial Statements.

                                                                              81
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              NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT FOR SHARE DATA UNLESS OTHERWISE STATED)
                                  (UNAUDITED)

 NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    The accompanying unaudited condensed consolidated financial statements of Hartford Life Insurance Company and subsidiaries (the "Company") have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented.

    For a description of accounting policies, see Note 2 of Notes to Consolidated Financial Statements in the Company's 1997 Form 10-K Annual Report.

    Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.
(B) CHANGES IN ACCOUNTING PRINCIPLES

    In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for the Company will begin for the first quarter of the year 2000. The Company is currently in the process of quantifying the impact of SFAS No. 133.

    In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Condensed Consolidated Statement of Changes in Stockholder's Equity.

 NOTE 2. INITIAL PUBLIC OFFERING ("IPO")

    On February 10, 1997, the Company's indirect parent, Hartford Life, Inc. ("Hartford Life"), filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to Hartford Life and Accident Insurance Company, the Company's direct parent, to support growth in its core businesses.

    The 26 million shares sold in the IPO represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Hartford Financial Services Group, Inc., an indirect parent of Hartford Life, owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have

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identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 NOTE 3. COMMITMENTS AND CONTINGENCIES

LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.
ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF
       FINANCIAL CONDITION AND RESULTS OF OPERATIONS
       (DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)
Management's Discussion and Analysis of Financial Condition and Results of Operations ("MD&A") addresses the financial condition of the Company as of June 30, 1998, compared with December 31, 1997, and its results of operations for the second quarter and six months ended June 30, 1998 compared with the equivalent 1997 period. This discussion should be read in conjunction with the MD&A in the Company's 1997 Form 10-K Annual Report.

    Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on Hartford Life Insurance Company and subsidiaries (the "Company"). There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on the Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including those described in the forward-looking statements.

    Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

INDEX

Consolidated Results of
 Operations:
Operating Summary...............                 8
Annuity.........................                10
Individual Life Insurance.......                11
Employee Benefits...............                11
Guaranteed Investment
 Contracts......................                11
Regulatory Initiatives and
 Contingencies..................                12
Accounting Standards............                12
Other Matters...................                12

CONSOLIDATED RESULTS OF OPERATIONS:
OPERATING SUMMARY

                              SECOND QUARTER ENDED
                                                      SIX MONTHS ENDED
                                    JUNE 30,              JUNE 30,
                              --------------------  --------------------
                                1998       1997       1998       1997
                              ---------  ---------  ---------  ---------
Revenues....................  $     721  $     645  $   1,636  $   1,296
Expenses....................        636        571      1,468      1,159
                              ---------  ---------  ---------  ---------
  Net Income................  $      85  $      74  $     168  $     137
                              ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------

    The Company's insurance business operates in three principal segments:
Annuity, Individual Life Insurance, and Employee Benefits as well as a Guaranteed Investments Contracts segment, which is primarily comprised of business written prior to 1995. The Company also maintains a Corporate operation through which it reports items that are not directly allocable to any of its business segments.

    The Annuity segment focuses on the savings and retirement needs of the growing number of individuals who are preparing for retirement or have already retired. This segment consists of two areas of operation: Individual Annuity and Group Annuity. The variety of products sold within this segment reflects the diverse nature of the market. These include, in the Individual Annuity area, individual variable annuities, fixed market value adjusted ("MVA") annuities, and mutual funds; and in the Group Annuity area, deferred compensation and retirement plan services for municipal governments and corporations, structured settlement contracts and other special purpose annuity contracts, and investment management contracts. The Individual Life Insurance segment, which focuses on the high end estate and business planning markets, sells a variety of life insurance products, including variable life and universal life insurance. The Employee Benefits segment consists of two areas of operation: Group Insurance and Specialty Insurance. Through Group Insurance, the Company offers products such as group life insurance, group short- and long-term disability and accidental death and dismemberment. Substantially all of the Group Insurance business directly written by the Company is ceded to its direct parent, Hartford Life and Accident Insurance Company. Specialty Insurance primarily consists of the

                                                                              83
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Company's corporate owned life insurance ("COLI") business. The Guaranteed Investment Contracts segment consists of guaranteed rate contract ("GRC") business that is supported by assets held in either the Company's general account or a guaranteed separate account and includes a closed block of guaranteed rate contracts ("Closed Book GRC"). The Company decided in 1995, after a thorough review of its GRC business, that it would significantly de-emphasize general account GRC, choosing to focus its distribution efforts on other products sold through other divisions. Management expects no material income or loss from the Guaranteed Investment Contracts segment in the future.

    Revenues increased $76, or 12%, and $340, or 26%, for the second quarter and six months ended June 30, 1998, respectively, compared to the same periods in 1997. This increase was driven by the Annuity segment whose revenues increased $109, or 35%, and $210, or 36%, for the second quarter and six months ended June 30, 1998, respectively, compared to the equivalent periods in 1997. This increase was due to higher fee income earned on growing annuity account values where the average account value grew $16.8 billion, or 30%, to $72.1 billion at June 30, 1998 from $55.3 billion at June 30, 1997 due to market appreciation and new sales. Also, Individual Life Insurance revenues increased $11, or 9%, and $28, or 12%, for the second quarter and six months ended June 30, 1998, respectively, as compared to the same prior year periods due to increased cost of insurance charges and other fee income on the Company's growing block of variable life business. COLI revenues increased $154 for the six months ended June 30, 1998, primarily driven by first quarter 1998 activity, which was a result of renewal premium on leveraged COLI and increased fees associated with variable COLI sales, while revenues were consistent in the second quarter of 1998 as compared to the same period in prior year. Excluding COLI, revenues increased $83, or 16%, and $186, or 19%, for the second quarter and six months ended June 30, 1998, respectively, compared to the same prior year periods. Partially offsetting the increases discussed above was a decline of Closed Book GRC revenues of $24 and $44 for the second quarter and six months ended June 30, 1998, respectively, compared to the same periods in 1997.
    Expenses increased $65, or 11%, and $309, or 27% for the second quarter and six months ended June 30, 1998, respectively, compared to equivalent periods in 1997. Annuity expenses grew $91, or 35%, and $172, or 35%, for the second quarter and six months ended June 30, 1998 compared to the same periods in the prior year primarily due to higher benefits, claims, and claim adjustment expenses as well as increased amortization of deferred policy acquisition costs and operating expenses directly related to the growth in this segment. Individual Life Insurance expenses increased $8 and $23 for the second quarter and six months ended June 30, 1998, primarily due to higher benefits, claims, and claim adjustment expenses, which is consistent with the growth in this block of business. COLI expenses, primarily driven by first quarter activity, increased $154 for the six months ended June 30, 1998 as a result of increased operating expenses associated with significant renewal premium and variable COLI sales and were consistent in the second quarter of 1998 as compared to the same period in 1997. Excluding COLI, expenses increased $71, or 16%, and $155, or 18%, for the second quarter and six months ended June 30, 1998, respectively, compared to equivalent periods in 1997. Partially offsetting the increases discussed above was a decline in expenses related to Closed Book GRC of $24 and $44 for the second quarter and six months ended June 30, 1998, respectively, as compared to the same prior year periods.

    Net income increased $11, or 15%, and $31, or 23%, for the second quarter and six months ended June 30, 1998, respectively, compared to the same periods in 1997 primarily due to growth in the Annuity and the Individual Life Insurance segments. Annuity earnings increased $18, or 37%, and $38, or 41%, for the second quarter and six months ended June 30, 1998, respectively, compared to the same prior year periods due to higher fee income earned on increasing account values resulting from stock market appreciation and new sales, particularly in Individual Annuity. Individual Life Insurance earnings increased $3, or 25%, and $5, or 22%, for the second quarter and six months ended June 30, 1998, respectively, compared to equivalent periods in 1997 as a result of strong sales and increased account values. Guaranteed Investment Contracts had no net income for the second quarter or the six months ended June 30, 1998 or 1997, consistent with management's expectations.

SEGMENT RESULTS

    The Company's reporting segments, which reflect the management structure of the Company, consist of Annuity, Individual Life Insurance, Employee Benefits, Guaranteed Investment Contracts and a Corporate Operation.

    Below is a summary of net income by segment.

                                      SECOND QUARTER ENDED
                                                                SIX MONTHS ENDED
                                            JUNE 30,                JUNE 30,
                                         -------------        --------------------
                                       1998         1997        1998       1997
                                       -----        -----     ---------  ---------
Annuity...........................   $      67    $      49   $     130  $      92
Individual Life Insurance.........          15           12          28         23
Employee Benefits.................           6            7          12         13
Guaranteed Investment Contracts...          --           --          --         --
Corporate Operation...............          (3)           6          (2)         9
                                           ---          ---   ---------  ---------
  Net Income......................   $      85    $      74   $     168  $     137
                                           ---          ---   ---------  ---------
                                           ---          ---   ---------  ---------

    The sections that follow analyze each segment's results.

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ANNUITY

                                  SECOND QUARTER ENDED
                                                          SIX MONTHS ENDED
                                        JUNE 30,              JUNE 30,
                                  --------------------  --------------------
                                    1998       1997       1998       1997
                                  ---------  ---------  ---------  ---------
Revenues........................  $     417  $     308  $     798  $     588
Expenses........................        350        259        668        496
                                  ---------  ---------  ---------  ---------
  Net Income....................  $      67  $      49  $     130  $      92
                                  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------

    Revenues for the second quarter and six months ended June 30, 1998 increased $109, or 35%, and $210, or 36%, respectively, compared to the same periods in 1997. This increase was driven by individual annuity revenues which increased $93, or 44%, and $183, or 47%, for the second quarter and six months ended June 30, 1998, respectively, as compared to the same prior year periods primarily due to higher fee income earned on growth in individual variable annuity account values. Average individual variable annuity account values grew $15.3 billion, or 42%, to $51.7 billion as of June 30, 1998 from $36.4 billion as of June 30, 1997. This growth was the result of market appreciation as well as strong variable annuity sales of $2.8 billion and $5.1 billion for the second quarter and six months ended June 30, 1998, respectively, as compared to sales of $2.3 billion and $4.7 billion for the second quarter and six months ended June 30, 1997, respectively. In addition, Group Annuity revenues increased $16, or 17%, and $27, or 14%, for the second quarter and six months ended June 30, 1998 primarily due to higher net investment income resulting from growth in assets under management. Group Annuity average account values grew $1.7 billion, or 19%, to $11.3 billion as of June 30, 1998 from $9.6 billion as of June 30, 1997 due to market appreciation and new deposits.

    Expenses increased $91, or 35%, and $172, or 35%, for the second quarter and six months ended June 30, 1998, respectively, as compared to the same periods in 1997. Benefits, claims and claim adjustment expenses increased $48 and $62 for the second quarter and six months ended June 30, 1998, respectively, compared to the same prior year periods primarily due to increased interest credited on Individual Annuity general account values. Average Individual Annuity general account values increased $1.2 billion, or 40%, to $4.2 billion at June 30, 1998 from $3.0 billion at June 30, 1997. Amortization of deferred policy acquisition costs increased $18 and $38 for the second quarter and six months ended June 30, 1998, respectively, compared to prior year as prior and current year sales remained strong. In addition, for the second quarter and six months ended June 30, 1998, other business expenses increased $15 and $52, respectively, as a result of the continued growth in this segment.

    Annuity net income increased $18, or 37%, and $38, or 41%, for the second quarter and six months ended June 30, 1998, respectively, compared to the equivalent periods in the prior year as a result of growing average account values discussed above and operating expense efficiencies.

INDIVIDUAL LIFE INSURANCE

                                  SECOND QUARTER ENDED
                                                          SIX MONTHS ENDED
                                        JUNE 30,              JUNE 30,
                                  --------------------  --------------------
                                    1998       1997       1998       1997
                                  ---------  ---------  ---------  ---------
Revenues........................  $     136  $     125  $     264  $     236
Expenses........................        121        113        236        213
                                  ---------  ---------  ---------  ---------
  Net Income....................  $      15  $      12  $      28  $      23
                                  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------

    Revenues for the second quarter and six months ended June 30, 1998 increased $11, or 9%, and $28, or 12%, respectively, as compared to the same period in 1997. This increase was primarily due to higher cost of insurance charges and other fee income earned on the Company's growing block of variable life insurance. Variable life average account values increased $516, or 72%, to $1.2 billion as of June 30, 1998 from $719 as of June 30, 1997 due to market appreciation and strong sales. Variable life product sales constituted $54, or 76%, of total Individual Life Insurance new sales as of June 30, 1998, an increase of $16, or 42%, compared to the same period in 1997.

    Expenses increased $8, or 7%, and $23, or 11%, for the second quarter and six months ended June 30 1998, respectively, as compared to the equivalent periods of prior year. This increase was primarily the result of higher benefits, claims, and claim adjustment expenses of $4 and $24 for the second quarter and six months ended June 30, 1998, respectively, compared to the same periods in prior year due to the growth in this segment as well as increased mortality experience in 1998.

    Net income increased $3, or 25%, and $5, or 22%, for the second quarter and six months ended June 30, 1998, respectively, compared to the same periods in 1997 as a result of strong sales and growing account values.

EMPLOYEE BENEFITS

                                  SECOND QUARTER ENDED
                                                          SIX MONTHS ENDED
                                        JUNE 30,              JUNE 30,
                                  --------------------  --------------------
                                    1998       1997       1998       1997
                                  ---------  ---------  ---------  ---------
Revenues........................  $     130  $     142  $     478  $     321
Expenses........................        124        135        466        308
                                  ---------  ---------  ---------  ---------
  Net Income....................  $       6  $       7  $      12  $      13
                                  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------

    Revenues decreased $12, or 8%, for the second quarter of 1998 as compared to the second quarter of 1997 as a result of a slight decline in account values related to leveraged COLI compared to the same period in 1997. Revenues increased $157, or 49%, as of June 30, 1998, compared to the same period in the prior year, as a result of renewal

                                                                              85
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premium on leveraged COLI, as well as an increase in fee income related to new sales of variable COLI, which took place in the first quarter of 1998.

    Expenses decreased $11, or 8% for the second quarter of 1998 as compared to the second quarter of 1997 due to the factors described above. Expenses increased $158, or 51%, as of June 30, 1998, compared to the equivalent periods in 1997, primarily due to higher expenses associated with variable COLI sales and leveraged COLI renewal premium in the first quarter of 1998. Net income was consistent with the prior year.

GUARANTEED INVESTMENT CONTRACTS

                                  SECOND QUARTER ENDED
                                                          SIX MONTHS ENDED
                                        JUNE 30,              JUNE 30,
                                  --------------------  --------------------
                                    1998       1997       1998       1997
                                  ---------  ---------  ---------  ---------
Revenues........................  $      38  $      62  $      90  $     134
Expenses........................         38         62         90        134
                                  ---------  ---------  ---------  ---------
  Net Loss......................  $      --  $      --  $      --  $      --
                                  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------

    This segment reported no net income for the second quarter and six months ended June 30, 1998 and 1997 consistent with management's expectations that net income from Closed Book GRC in the years subsequent to 1996 will be immaterial based on the Company's current projections for the performance of the assets and liabilities associated with Closed Book GRC. However, no assurance can be given that, under certain unanticipated economic circumstances which result in the Company's assumptions being proven inaccurate, further losses in respect of Closed Book GRC will not occur in the future.

REGULATORY INITIATIVES AND CONTINGENCIES
NAIC PROPOSALS

    The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("SAP") in March, 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that the Company's domiciliary state will adopt SAP and the Company will make the necessary changes required for implementation. These changes are not anticipated to have a material impact on the statutory financial statements of the Company.

YEAR 2000

    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.

    As an insurance and financial services company, Hartford Life Insurance Company has thousands of individual and business customers that have insurance policies, annuities, mutual funds and other financial products from the Company. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payment dates, and the like. In addition, the Company has business relationships with numerous third parties that affect virtually all aspects of the Company's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.

    Beginning in 1990, the Company began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, the Company commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of the Company's business segments. The Company currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of computer systems will continue through 1999. The costs of addressing the Year 2000 issue that have been incurred by the Company through the six months ended June 30, 1998 have not been material to the Company's financial condition or results of operations. The Company will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to the Company's financial condition or results of operations.

    In addition, as part of its Year 2000 program, the Company is identifying third parties with which it has significant business relations in order to attempt to assess the potential impact on the Company of their Year 2000 issues and remediation plans. The Company currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. The Company does not have control over these third parties and, as a result, the Company cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues.

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ACCOUNTING STANDARDS

    For a discussion of accounting standards, see Note 1 of Notes to Condensed Consolidated Financial Statements.

                                 OTHER MATTERS

SUBSEQUENT EVENT

    On July 7, 1998, Hartford Life, Inc. ("Hartford Life"), an indirect parent of the Company, announced that it will recapture an in-force block of COLI business from MBL Life Assurance Co. of New Jersey ("MBL Life"), as well as purchase the outstanding interest in International Corporate Marketing Group ("ICMG"), which is currently 60% owned by Hartford Life. The transaction is expected to close by early in the fourth quarter of 1998, subject to court approval. The transaction is being consummated through the assignment of a reinsurance arrangement between Hartford Life and MBL Life to the Company's direct parent, Hartford Life and Accident Insurance Company. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life Insurance Company ("Mutual Benefit Life"), which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those polices back to MBL Life. MBL Life, previously a Mutual Benefit Life subsidiary, operates under the Rehabilitation Plan for Mutual Benefit Life. Hartford Life is now recapturing the reinsured portion of these policies ceded to MBL Life.

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                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

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                         STATUTORY STATEMENTS OF INCOME
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       1997        1996        1995
                                                    ----------  ----------  ----------
                                                                  ($000)
Revenues
  Premiums and annuity considerations.............  $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits.................   1,981,246   1,897,347   1,087,661
  Net investment income...........................     102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded..............................     396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded.........   3,672,076   3,864,395   1,879,785
  Other revenues..................................     288,632     161,906     140,796
                                                    ----------  ----------  ----------
    Total Revenues................................   6,737,805   6,642,970   3,536,201
                                                    ----------  ----------  ----------
Benefits and Expenses
  Death and annuity benefits......................      66,013      60,111      53,029
  Surrenders and other benefit payments...........     461,733     276,720     221,392
  Commissions and other expenses..................     564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits.......................................      33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds..................................     640,006     207,156     460,124
  Net transfers to Separate Accounts..............   4,914,980   5,492,964   2,414,669
                                                    ----------  ----------  ----------
    Total Benefits and Expenses...................   6,680,185   6,556,022   3,479,669
                                                    ----------  ----------  ----------
Net Gain from Operations Before Federal Income
 Taxes............................................      57,620      86,948      56,532
  Federal income tax (benefit) expense............     (14,878)     19,360      14,048
                                                    ----------  ----------  ----------
Net Gain from Operations..........................      72,498      67,588      42,484
  Net realized capital gains, after tax...........       1,544         407         374
                                                    ----------  ----------  ----------
Net Income........................................  $   74,042  $   67,995  $   42,858
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

    The accompanying notes are an integral part of these statutory financial statements.

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--------------------------------------------------------------------------------

                            STATUTORY BALANCE SHEETS
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                       AS OF DECEMBER 31,
                                                    ------------------------
                                                       1997         1996
                                                    -----------  -----------
                                                             ($000)
Assets
  Bonds...........................................  $ 1,501,311  $ 1,268,480
  Common stocks...................................       64,408       44,996
  Mortgage loans..................................       85,103            0
  Policy loans....................................       36,533       28,853
  Cash and short-term investments.................      309,432      176,830
  Other invested assets...........................       20,942        2,858
                                                    -----------  -----------
    Total cash and invested assets................    2,017,729    1,522,017
                                                    -----------  -----------
  Investment income due and accrued...............       15,878       14,555
  Premium balances receivable.....................          389          373
  Receivables from affiliates.....................        1,269          257
  Other assets....................................       22,788       19,099
  Separate Account assets.........................   23,208,728   14,619,324
                                                    -----------  -----------
    Total Assets..................................  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------
Liabilities
  Aggregate reserves for future benefits..........  $   605,183  $   571,970
  Policy and contract claims......................        5,672        6,806
  Liability for premium and other deposit funds...    1,795,149    1,155,143
  Asset valuation reserve.........................       13,670        7,442
  Payable to affiliates...........................       20,972       10,022
  Other liabilities...............................     (754,393)    (498,195)
  Separate Account liabilities....................   23,208,728   14,619,324
                                                    -----------  -----------
    Total liabilities.............................   24,894,981   15,872,512
                                                    -----------  -----------
Capital and Surplus
  Common stock....................................        2,500        2,500
  Gross paid-in and contributed surplus...........      226,043      226,043
  Unassigned funds................................      143,257       74,570
                                                    -----------  -----------
    Total capital and surplus.....................      371,800      303,113
                                                    -----------  -----------
  Total liabilities, capital and surplus..........  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------

    The accompanying notes are an integral part of these statutory financial statements.

90
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             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
                                                                 ($000)

Capital and surplus -- beginning of year            $ 303,113   $ 238,334   $  91,285
                                                    ---------   ---------   ---------
  Net income......................................     74,042      67,995      42,858
  Change in net unrealized capital gains (losses)
   on common stocks and other invested assets.....      2,186      (5,171)      1,709
  Change in asset valuation reserve...............     (6,228)        568      (5,588)
  Change in non-admitted assets...................     (1,313)      1,387      (1,944)
  Aggregate write-ins for surplus (See Note 3)....          0           0       8,080
  Dividends to shareholder........................          0           0     (10,000)
  Paid-in surplus.................................          0           0     111,934
                                                    ---------   ---------   ---------
  Change in capital and surplus...................     68,687      64,779     147,049
                                                    ---------   ---------   ---------
  Capital and surplus -- end of year..............  $ 371,800   $ 303,113   $ 238,334
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of these statutory financial statements.

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                       STATUTORY STATEMENTS OF CASH FLOWS
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------
                                                       1997          1996          1995
                                                    -----------   -----------   -----------
                                                                    ($000)
Operations
  Premiums, annuity considerations and fund
   deposits.......................................  $ 2,277,874   $ 2,147,627   $ 1,253,511
  Investment income...............................      101,991       106,178        78,328
  Other income....................................    4,381,718     4,396,892     2,253,466
                                                    -----------   -----------   -----------
    Total income..................................    6,761,583     6,650,697     3,585,305
                                                    -----------   -----------   -----------
  Benefits Paid...................................      529,733       338,998       277,965
  Federal income taxes (received) paid on
   operations.....................................      (14,499)       28,857       208,423
  Other expenses..................................    5,754,725     6,254,139     2,664,385
                                                    -----------   -----------   -----------
  Total benefits and expenses.....................    6,269,959     6,621,994     3,150,773
                                                    -----------   -----------   -----------
  Net cash from operations........................      491,624        28,703       434,532
                                                    -----------   -----------   -----------
Proceeds from Investments
  Bonds...........................................      614,413       871,019       287,941
  Common stocks...................................       11,481        72,100            52
  Other...........................................          152            10            28
                                                    -----------   -----------   -----------
    Net investment proceeds.......................      626,046       943,129       288,021
                                                    -----------   -----------   -----------
Taxes Paid on Capital Gains.......................            0           936           226
Paid-In Surplus...................................            0             0       111,934
  Other Cash Provided.............................            0        41,998        28,199
                                                    -----------   -----------   -----------
    Total Proceeds................................    1,117,670     1,012,894       862,460
                                                    -----------   -----------   -----------
Cost of Investments Acquired
  Bonds...........................................      848,267       914,523       720,521
  Common stocks...................................       28,302        82,495        35,794
  Mortgage loans..................................       85,103             0             0
  Miscellaneous applications......................       18,548           130         2,146
                                                    -----------   -----------   -----------
    Total Investments Acquired....................      980,220       997,148       758,461
                                                    -----------   -----------   -----------
Other Cash Applied
  Dividends paid to stockholders..................            0             0        10,000
  Other...........................................        4,848        12,220         5,007
                                                    -----------   -----------   -----------
    Total other cash applied......................        4,848        12,220        15,007
                                                    -----------   -----------   -----------
      Total applications..........................      985,068     1,009,368       773,468
                                                    -----------   -----------   -----------
Net Change in Cash and Short-Term Investments.....      132,602         3,526        88,992
  Cash and Short-Term Investments, Beginning of
   Year...........................................      176,830       173,304        84,312
                                                    -----------   -----------   -----------
  Cash and Short-Term Investments, End of Year....  $   309,432   $   176,830   $   173,304
                                                    -----------   -----------   -----------
                                                    -----------   -----------   -----------

    The accompanying notes are an integral part of these statutory financial statements.

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                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               DECEMBER 31, 1997
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

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(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Net Income...............  $     58,050   $   41,202   $   38,821
Amortization and
 deferral of policy
 acquisition costs............      (345,658)    (341,572)    (174,341)
Change in unearned revenue
 reserve......................         4,641       55,504       32,300
Deferred taxes................        47,113        2,090        2,801
Separate accounts.............       282,818      306,978      146,635
Other, net....................        27,078        3,793       (3,358)
                                ------------   ----------   ----------
Statutory Net Income..........  $     74,042   $   67,995   $   42,858
                                ------------   ----------   ----------
                                ------------   ----------   ----------

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Capital and
 Surplus......................  $    570,469   $  503,887   $  455,541
Deferred policy acquisition
 costs........................    (1,283,771)    (938,114)    (596,542)
Unearned revenue reserve......       134,789      130,148       74,644
Deferred taxes................        64,522       12,823        1,493
Separate accounts.............       923,040      640,101      333,123
Asset valuation reserve.......       (13,670)      (7,442)      (8,010)
Unrealized gains (losses) on
 bonds........................        13,943        5,112       (1,696)
Adjustment relating to Lyndon
 contribution (see Note 3)....       (41,277)     (41,277)     (41,277)
Other, net....................         3,755       (2,125)      21,058
                                ------------   ----------   ----------
Statutory Capital and
 Surplus......................  $    371,800   $  303,113   $  238,334
                                ------------   ----------   ----------
                                ------------   ----------   ----------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve

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("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES
    The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.
MORTGAGE LOANS
    Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                                --------  -------  --------
Interest income from bonds and
 short-term investments.......  $100,475  $89,940  $ 76,100
Interest income from policy
 loans........................     1,958    1,846     1,504
Interest and dividends from
 other investments............     1,005    7,864     2,288
                                --------  -------  --------
Gross investment income.......   103,438   99,650    79,892
Less: investment expenses.....     1,153    1,209     1,105
                                --------  -------  --------
Net investment income.........  $102,285  $98,441  $ 78,787
                                --------  -------  --------
                                --------  -------  --------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                        1997     1996      1995
                                      --------  -------  --------
Gross unrealized capital gains at
 end of year........................  $    537  $   713  $  1,724
Gross unrealized capital losses at
 end of year........................    (1,820)  (4,160)        0
                                      --------  -------  --------
Net unrealized capital (losses)
 gains..............................    (1,283)  (3,447)    1,724
Balance at beginning of year........    (3,447)   1,724        15
                                      --------  -------  --------
Change in net unrealized capital
 gains (losses) on common stocks....  $  2,164  $(5,171) $  1,709
                                      --------  -------  --------
                                      --------  -------  --------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                       1997      1996       1995
                                      -------  --------   --------
Gross unrealized capital gains at
 end of year........................  $23,357  $ 11,821   $ 22,251
Gross unrealized capital losses at
 end of year........................   (1,906)   (3,842)    (1,374)
                                      -------  --------   --------
Net unrealized capital gains........   21,451     7,979     20,877
Balance at beginning of year........    7,979    20,877     33,732
                                      -------  --------   --------
Change in net unrealized capital
 gains (losses) on bonds and
 short-term investments.............  $13,472  $(12,898)  $ 54,609
                                      -------  --------   --------
                                      -------  --------   --------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS

                                            1997      1996     1995
                                           -------   -------  ------
Bonds and short-term investments.........  $  (120)  $ 2,756  $   56
Common stocks............................        0         0      52
Real estate and other....................      114         0       0
                                           -------   -------  ------
Realized capital (losses) gains..........       (6)    2,756     208
Capital gains (benefit) tax..............     (831)      936    (205)
                                           -------   -------  ------
Net realized capital gains, after tax....      825     1,820     413
Less: IMR capital (losses) gains.........     (719)    1,413      39
                                           -------   -------  ------
Net realized capital gains...............  $ 1,544   $   407  $  374
                                           -------   -------  ------
                                           -------   -------  ------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

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(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    11,114     $    55      $   (51)   $    11,118
  Guaranteed and sponsored -- asset-backed...       55,506       1,056         (269)        56,293
States, municipalities and political
 subdivisions................................       26,404         329            0         26,733
International governments....................        7,609         500            0          8,109
Public utilities.............................       73,024         754         (132)        73,646
All other corporate..........................      517,715      14,110         (704)       531,121
All other corporate -- asset-backed..........      630,069       5,005         (739)       634,335
Short-term investments.......................      277,330          33           (8)       277,355
Certificates of deposit......................       93,770       1,515           (3)        95,282
Parents, subsidiaries and affiliates.........       86,100           0            0         86,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,778,641     $23,357      $(1,906)   $ 1,800,092
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    30,307     $   537      $     0    $    30,844
Common stock -- affiliated...................       35,384           0       (1,820)        33,564
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    65,691     $   537      $(1,820)   $    64,408
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    58,761     $     6      $  (195)   $    58,572
  Guaranteed and sponsored -- asset-backed...       78,237       1,477         (609)        79,105
States, municipalities and political
 subdivisions................................       25,958         163           (2)        26,119
International governments....................        7,447         205            0          7,652
Public utilities.............................       70,116         396         (424)        70,088
All other corporate..........................      410,530       6,357       (1,355)       415,532
All other corporate -- asset-backed..........      485,953       2,654       (1,081)       487,526
Short-term investments.......................      148,094           0          (66)       148,028
Certificates of deposit......................       83,378         563         (110)        83,831
Parents, subsidiaries and affiliates.........       48,100           0            0         48,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,416,574     $11,821      $(3,842)   $ 1,424,553
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    13,064     $   713      $     0    $    13,777
Common stock -- affiliated...................       35,379           0       (4,160)        31,219
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    48,443     $   713      $(4,160)   $    44,996
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

    The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

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over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               AMORTIZED    ESTIMATED
MATURITY                                          COST     FAIR VALUE
---------------------------------------------  ----------  -----------
Due in one year or less......................  $  424,518  $   696,203
Due after one year through five years........     586,980      708,365
Due after five years through ten years.......     451,963      295,896
Due after ten years..........................     315,180       99,628
                                               ----------  -----------
  Total......................................  $1,778,641  $ 1,800,092
                                               ----------  -----------
                                               ----------  -----------

    Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

    BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                               ------------------   ------------------
                                               CARRYING    FAIR     CARRYING    FAIR
                                                AMOUNT     VALUE     AMOUNT     VALUE
                                               --------   -------   --------   -------
ASSETS
  Bonds and short-term investments...........   $1,778    $ 1,800    $1,417    $ 1,425
  Common stocks..............................       64         64        45         45
  Policy loans...............................       37         37        29         29
  Mortgage loans.............................       85         85         0          0
  Other invested assets......................       21         21         3          3
LIABILITIES
  Liabilities on investment contracts........   $1,911    $ 1,835    $1,245    $ 1,191

    The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.
 3. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                               -----   -----   -----
Tax provision at U.S. Federal statutory
 rate........................................  $  20   $  30   $  20
Tax deferred acquisition costs...............     25      27       8
Statutory to tax reserve differences.........      1       0       3
Unrealized gain on separate accounts.........    (44)    (21)    (13)
Investments and other........................    (17)    (17)     (4)
                                               -----   -----   -----
Federal income tax (benefit) expense.........  $ (15)  $  19   $  14
                                               -----   -----   -----
                                               -----   -----   -----

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which

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exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

 7. REINSURANCE:

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                      1997      1996      1995
                                    --------  --------  --------
Direct premiums...................  $266,427  $226,612  $159,918
Premiums assumed..................    51,630    33,817    13,299
Premiums ceded....................   (21,412)  (10,185)   (7,425)
                                    --------  --------  --------
Premiums and annuity
 considerations...................  $296,645  $250,244  $165,792
                                    --------  --------  --------
                                    --------  --------  --------

    The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.

                                PART II

                          CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 97 pages.

     The undertaking to file reports.

     The Rule 484 undertaking.

     The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

     (A1) Resolution of Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
     (A2)      Not Applicable.

     (A3a)     Principal Underwriting Agreement.(2)

     (A3b)     Forms of Selling Agreements.(2)

     (A3c)     Not applicable.

     (A4)      Not Applicable.

     (A5)      Form of Modified Single Premium Variable Life Insurance
               Policy.(1)

     (A6a)     Certificate of Incorporation of Hartford.(3)

     (A6b)     Bylaws of Hartford.(2)

-------------------------

(1) Incorporated by reference to Post Effective No. 2, to the Registration State File No. 33-83650, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-83650, dated May 1, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 333-36349, filed on August 4, 1998.

     (A7)      Not Applicable.

     (A8)      Not Applicable.

     (A9)      Not Applicable.

     (A10) Form of Application for Modified Single Premium Variable Life Insurance Policies.1

     (A11)     Memorandum describing transfer and redemption procedures.(1)

(2) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.

(4)  Not Applicable.

(5)  Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)  Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)  Power of Attorney.(3)

(8)  Not applicable.

                      REPRESENTATION OF REASONABLENESS OF FEES

Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                            UNDERTAKING TO FILE REPORTS


Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

            UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6E-3(T)

1. Separate Account Five meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under
Article III, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

INFORMATION REGARDING CERTAIN SALES LOADS, ADMINISTRATIVE, MANAGEMENT AND OTHER FEES

Separate Account Five of Hartford Life and Annuity Insurance Company was established to separate the assets funding the Policies from other assets of Hartford. In addition to the Policies described in this Prospectus the Separate Account holds assets of several other Registration Statements. In 1995, the Separate Account received approximately $33,918,567 in policyholder premiums.
In the same year it charged policyholders approximately $273,433 in sales load, administrative, management and other fees ("Separate Account Charges"). In 1996 policyholder premium was $102,373,233 with the associated Separate Account Charges equaled approximately $2,077,269. In 1997 policyholder premium for the entire Separate Account equaled $94,278,990 with

Separate Account Charges for the same time period being $4,874,894.


OFFICERS AND DIRECTORS

The principal underwriter for Hartford Life and Annuity Insurance Company Separate Account Five is Hartford Securities Distribution Company, Inc. The following is a list of Officers and Directors:

     Name and Principal          Positions and Offices
      Business Address             With Underwriter
     ------------------          ---------------------

     Lowndes A. Smith           President and Chief Executive Officer, Director
     John P. Ginnetti           Executive Vice President, Director
     Thomas M. Marra            Executive Vice President, Director
     Peter W. Cummins           Senior Vice President
     Lynda Godkin               Senior Vice President, General Counsel and
                                   Corporate Secretary
     Donald E. Waggaman, Jr.    Treasurer
     George R. Jay              Controller




     Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Simsbury, and State of Connecticut, on the 21st day of September, 1998.

                              HARTFORD LIFE AND ANNUITY INSURANCE
                              COMPANY - SEPARATE ACCOUNT FIVE (Registrant)

                              By:  /s/ Gregory A. Boyko
                                 -------------------------------------
                                 Gregory A. Boyko, Senior Vice President

                              HARTFORD LIFE AND ANNUITY INSURANCE
                              COMPANY (Depositor)

                              By:  /s/ Gregory A. Boyko
                                 -------------------------------------
                                 Gregory A. Boyko, Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice
  President, Director*
Lynda Godkin, Senior Vice President
  General Counsel and Corporate
  Secretary, Director*
Thomas M. Marra, Executive Vice              *By: /s/ Lynda Godkin
  President and Director, Individual             ----------------------
  Life and Annuity Division, Director*            Lynda Godkin
Lowndes A. Smith, President and                   Attorney-In-Fact
  Chief Executive Officer,
  Director*                                  Dated: September 21, 1998
David M. Znamierowski, Senior                      ---------------
  Vice President, Director*

                                   EXHIBIT INDEX




(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

(5)        Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)        Consent of Arthur Andersen LLP, Independent Public Accountants.